DoubleLine Flexible Income Fund	(Unaudited)
Schedule of Investments	June 30, 2024

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
ASSET BACKED OBLIGATIONS - 4.8%
	Amur Equipment Finance Receivables LLC
650,000	Series 2021-1A-E	4.13%	(a)	03/20/2028	640,052
	Arivo Acceptance Auto Loan Receivables Trust
513,000	Series 2021-1A-C	3.77%	(a)	03/15/2027	503,064
	CAI International, Inc.
681,250	Series 2020-1A-B	3.50%	(a)	09/25/2045	619,385
	Castlelake Aircraft Securitization Trust
2,468,915	Series 2018-1-B	5.30%	(a)	06/15/2043	1,957,919
	Compass Datacenters LLC
1,500,000	Series 2024-1A-B	7.00%	(a)	02/25/2049	1,508,411
	Diamond Resorts Owner Trust
577,450	Series 2021-1A-D	3.83%	(a)	11/21/2033	533,114
	ExteNet LLC
6,250,000	Series 2019-1A-C	5.22%	(a)	07/25/2049	6,234,897
	Falko Regional Aircraft Ltd.
3,417,834	Series 2021-1A-A	5.75%		04/15/2041	3,174,501
	Jersey Mike’s Funding
1,855,212	Series 2019-1A-A2	4.43%	(a)	02/15/2050	1,785,519
	JOL Air Ltd.
955,504	Series 2019-1-B	4.95%	(a)	04/15/2044	863,837
	Lendingpoint Asset Securitization Trust
1,750,000	Series 2022-C-B	7.46%	(a)	02/15/2030	1,743,275
	Loanpal Solar Loan Ltd.
1,013,767	Series 2021-1GS-C	3.50%	(a)	01/20/2048	632,615
	Lunar Structured Aircraft Portfolio Notes
2,932,210	Series 2021-1-C	5.68%	(a)(b)	10/15/2046	2,678,506
	Marlette Funding Trust
2,500,000	Series 2022-3A-C	6.89%	(a)	11/15/2032	2,519,669
	Mosaic Solar Loans LLC
485,061	Series 2018-1A-C	0.00%	(a)(c)	06/22/2043	455,106
	Pagaya AI Debt Selection Trust
5,461,621	Series 2021-3-C	3.27%	(a)	05/15/2029	4,848,153
1,350,000	Series 2021-5-CERT	0.00%	(a)(b)(d)	08/15/2029	71,102
1,482,435	Series 2024-1-A	6.66%	(a)	07/15/2031	1,489,501
	Retained Vantage Data Centers Issuer LLC
2,000,000	Series 2023-1A-B	5.75%	(a)	09/15/2048	1,903,966
	Switch ABS Issuer LLC
1,500,000	Series 2024-1A-B	6.50%	(a)	03/25/2054	1,440,401
1,250,000	Series 2024-2A-C	10.03%	(a)	06/25/2054	1,257,078
	Upstart Securitization Trust
1,667,396	Series 2021-3-C	3.28%	(a)	07/20/2031	1,609,948
	Vivant Solar Financing V Parent LLC
4,321,464	Series 2018-1A-A	4.73%	(a)	04/30/2048	3,985,284
	WAVE USA
10,764,736	Series 2019-1-C	6.41%	(a)(b)	09/15/2044	3,800,856
	Willis Lease Finance Corp.
970,274	Series 2018-A-A	4.75%	(a)(e)	09/15/2043	937,452
	Zephyrus Capital Aviation Partners
1,086,432	Series 2018-1-A	4.61%	(a)	10/15/2038	1,003,179
	Total Asset Backed Obligations (Cost $57,832,363)				48,196,790
BANK LOANS - 9.3%
	1011778 BC ULC
200,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		09/23/2030	199,747
	AAdvantage Loyalty IP Ltd.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
180,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.75% Floor)	10.36%	04/20/2028	186,188
	ABG Intermediate Holdings 2 LLC
300,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.75%)	8.08%	12/21/2028	300,657
	Access CIG LLC
526,435	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.50% Floor)	10.34%	08/18/2028	530,468
	Acrisure LLC
802,230	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	11/06/2030	802,234
	Acuris Finance US, Inc.
415,104	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%	02/16/2028	415,709
	ADMI Corp.
183,117	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.21%	12/23/2027	179,799
273,625	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.75%, 0.00% Floor)	11.09%	12/23/2027	275,904
	AI Aqua Merger Sub, Inc.
874,834	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.10%	07/31/2028	877,380
	Air Canada
174,563	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%	03/21/2031	175,026
	AlixPartners LLP
381,751	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	8.19%	02/04/2028	382,467
	Alliant Holdings Intermediate LLC
412,925	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	11/06/2030	414,407
	Allied Universal Holdco LLC
999,004	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%	05/15/2028	996,291
	Allspring Buyer LLC
575,235	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	11/01/2028	574,720
	Alterra Mountain Co.
336,963	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	08/17/2028	338,508
159,213	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/31/2030	160,282
	Altice France SA/France
392,584	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.50%, 0.00% Floor)	10.83%	08/31/2028	289,530
	American Airlines, Inc.
459,547	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	06/04/2029	459,373
	AmWINS Group, Inc.
89,768	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.75% Floor)	7.70%	02/22/2028	89,803
	APi Group DE, Inc.
35,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.44%	01/03/2029	35,025
	Apple Bidco LLC
121,875	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.21%	09/25/2028	122,093
	Applied Systems, Inc.
195,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	02/24/2031	196,673
125,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 5.25%, 0.00% Floor)	10.60%	02/23/2032	129,596
	Apro LLC
355,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.08%	06/26/2031	355,444
	APX Group, Inc.
1,827	Senior Secured First Lien Term Loan (Prime Rate + 1.75%, 0.50% Floor)	8.08%	07/10/2028	1,832

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
564,048	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	07/10/2028	565,457
	Ardonagh Group Finco Pty Ltd.
485,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.75%)	9.09%	02/28/2031	482,575
	Artera Services LLC
359,100	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%	02/10/2031	361,440
	Ascend Learning LLC
494,819	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%	12/11/2028	494,950
510,870	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.93%	12/11/2028	511,005
143,216	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.75%, 0.50% Floor)	11.18%	12/10/2029	140,925
	ASP LS Acquisition Corp.
108,576	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.75% Floor)	9.83%	05/08/2028	92,818
	Asplundh Tree Expert LLC
505,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.10%	05/23/2031	505,253
	AssuredPartners, Inc.
1,426,425	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	02/14/2031	1,431,773
	Asurion LLC
143,162	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.71%	12/23/2026	142,168
261,720	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%	07/30/2027	257,672
50,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.69%	02/03/2028	46,719
273,465	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%	08/21/2028	271,786
165,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%, 0.00% Floor)	10.70%	01/22/2029	152,689
	AthenaHealth Group, Inc.
855,518	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.58%	02/15/2029	853,781
	Aveanna Healthcare LLC
276,748	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.18%	07/17/2028	265,679
118,610	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 7.00%, 0.50% Floor)	12.43%	12/10/2029	109,566
	Aventiv Technologies LLC
117,736	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	96,642
1,210	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.00%, 1.00% Floor)	10.68%	07/31/2025	993
4,676	Senior Secured First Lien Term Loan (3 mo. SOFR US + 7.50%, 0.00% Floor)	12.95%	07/31/2025	4,793
	Bally’s Corp.
347,753	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.84%	10/02/2028	331,054
	Bausch + Lomb Corp.
1,701,882	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	05/10/2027	1,685,927
183,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.44%	09/29/2028	183,499
	BCP Renaissance Parent LLC
269,045	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 1.00% Floor)	8.58%	10/31/2028	270,012
	BCPE Empire Holdings, Inc.
996,533	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%	12/26/2028	997,969
	Boost Newco Borrower LLC
430,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%	01/31/2031	431,135

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Boxer Parent Co., Inc.
651,424	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.59%	12/29/2028	653,574
	Brand Industrial Services, Inc.
353,064	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.83%	08/01/2030	354,634
	Brazos Delaware II LLC
44,888	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	02/11/2030	45,123
	BroadStreet Partners, Inc.
255,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	06/16/2031	254,618
	Brown Group Holding LLC
467,712	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.18%	06/07/2028	468,034
	Buckeye Partners LP
154,645	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	11/02/2026	154,976
	Caesars Entertainment, Inc.
94,750	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	02/06/2030	94,935
364,088	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	02/06/2031	364,827
	Camelot US Acquisition LLC
84,440	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	84,693
362,246	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	363,332
7,177	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	01/31/2031	7,199
	Carnival Corp.
61,043	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%	08/09/2027	61,425
434,679	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.75% Floor)	8.09%	10/18/2028	436,376
	Castle US Holding Corp.
131,280	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.21%	01/29/2027	82,296
	Castlelake Aviation One DAC
386,668	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.85%	10/22/2026	387,781
	Catalent Pharma Solutions, Inc.
860,582	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.50% Floor)	7.44%	02/22/2028	861,228
	Cedar Fair LP
140,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	05/01/2031	139,935
	Cengage Learning, Inc.
214,463	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.25%, 1.00% Floor)	9.60%	03/24/2031	215,334
	Central Parent, Inc.
1,018,238	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	07/06/2029	1,006,467
	Chariot Buyer LLC
262,310	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	11/03/2028	262,474
	Charter Next Generation, Inc.
209,098	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%	12/01/2027	209,704
	CHG Healthcare Services, Inc.
1,703,353	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.71%	09/29/2028	1,707,960
	CHG PPC Parent LLC
331,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%	12/08/2028	332,601
	Clarios Global LP

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
513,713	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.33%	05/06/2030	515,559
	ClubCorp Holdings, Inc.
311,548	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	09/18/2026	313,573
12,706	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	09/18/2026	12,788
	Clydesdale Acquisition Holdings, Inc.
378,071	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.68%, 0.50% Floor)	9.19%	04/13/2029	379,370
	CMG Media Corp.
124,164	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.90%	12/17/2026	98,994
	CNT Holdings I Corp.
340,737	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%	11/08/2027	341,969
	Coherent Corp.
68,532	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.83%	07/02/2029	68,669
	Columbus McKinnon Corp./NY
18,916	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.50% Floor)	7.96%	05/15/2028	19,070
	CommScope, Inc.
98,766	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.69%	04/06/2026	89,348
	Compass Power Generation LLC
326,484	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 1.00% Floor)	9.70%	04/16/2029	329,494
	Concentra Health Services, Inc.
210,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.59%	06/26/2031	211,050
	Connect Finco SARL
76,927	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%	12/11/2026	76,157
	Conservice Midco LLC
259,148	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.34%	05/13/2027	259,755
	Constant Contact, Inc.
386,727	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.33%	02/10/2028	381,491
	CoreLogic, Inc.
148,793	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	06/02/2028	146,826
	Cornerstone Building Brands, Inc.
148,087	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	04/12/2028	144,847
50,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.50%, 0.50% Floor)	9.93%	05/15/2031	49,792
	Cornerstone OnDemand, Inc.
278,060	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.19%	10/16/2028	263,230
	Cotiviti, Inc.
433,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%	04/30/2031	432,828
	CPI Holdco B LLC
135,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%	05/19/2031	135,022
	CQP Holdco (Blackstone) T/L
359,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%	12/31/2030	359,644
	Crosby US Acquisition Corp.
119,400	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.33%	08/16/2029	120,208
	Cross Financial Corp.
188,558	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.84%	09/15/2027	189,501
	CSC Holdings LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
317,513	Senior Secured First Lien Term Loan (1 Month Synthetic LIBOR + 2.50%, 0.00% Floor)	7.93%	(f)	04/15/2027	264,677
	Curium Bidco Sarl
129,205	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	129,933
85,334	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	85,814
37,916	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		07/31/2029	38,129
	Cyxtera DC Holdings, Inc.
123,869	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	7.30%	(g)	05/01/2026	2,477
	Dcert Buyer, Inc.
369,926	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.33%		10/16/2026	361,371
95,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 7.00%, 0.00% Floor)	12.34%		02/16/2029	85,263
	Deerfield Dakota Holding LLC
925,149	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.04%		04/09/2027	925,834
	Dexko Global, Inc.
187,098	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%		10/04/2028	186,329
	DG Investment Intermediate Holdings 2, Inc.
382,637	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/31/2028	382,717
45,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 6.75%, 0.75% Floor)	12.21%		03/29/2029	44,234
	Directv Financing LLC
159,862	Senior Secured First Lien Term Loan (1 mo. SOFR US + 5.00%, 0.75% Floor)	10.44%		08/02/2027	160,381
	Dun & Bradstreet Corp.
238,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		01/18/2029	238,784
	Dynasty Acquisition Co., Inc.
390,754	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%		08/24/2028	392,618
	EAB Global, Inc.
435,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.50%)	8.58%		08/16/2028	435,109
	Echo Global Logistics, Inc.
135,468	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	8.94%		11/24/2028	134,177
	Ecovyst Catalyst Technologies LLC
656,328	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		06/12/2031	656,972
253,155	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		06/12/2031	253,403
	Edelman Financial Engines Center LLC
733,409	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%		04/07/2028	735,302
190,000	Senior Secured Second Lien Term Loan (1 mo. SOFR US + 5.25%)	10.59%		10/31/2028	190,713
	EG America LLC
278,991	Senior Secured First Lien Term Loan (Daily US Secured Overnight Financing Rate + 5.50%, 0.00% Floor)	10.94%		02/07/2028	276,086
	Eisner Advisory Group LLC
298,500	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.34%		02/28/2031	301,797
	Element Materials Technology Group US Holdings, Inc.
144,899	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%		06/25/2029	145,654
66,876	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.68%		06/25/2029	67,225
	Ellucian Holdings, Inc.
516,635	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%		10/29/2029	519,596

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Emrld Borrower LP
240,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.50%)	7.83%		06/18/2031	240,300
	Energizer Holdings, Inc.
137,841	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/22/2027	138,359
	Epicor Software Corp.
143,199	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		05/30/2031	143,974
	Everi Holdings, Inc.
130,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.94%		08/03/2028	131,111
	Fertitta Entertainment LLC/NV
1,709,333	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.33%		01/29/2029	1,713,281
	FinThrive Software Intermediate Holdings, Inc.
163,999	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%		12/18/2028	134,274
	First Advantage Holdings LLC
187,311	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.69%		01/29/2027	187,583
	Flutter Financing BV
124,375	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%		11/29/2030	124,596
	Focus Financial Partners LLC
736,151	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%		06/30/2028	736,256
	Foresight Energy LLC
105,394	Senior Secured First Lien Term Loan (3 mo. SOFR US + 8.00%, 1.50% Floor)	13.33%	(b)	06/30/2027	105,394
	Fortrea Holdings, Inc.
15,332	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%		07/01/2030	15,351
	Freeport LNG Investments LLLP
278,452	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%		12/21/2028	278,490
	Frontier Communications Holdings LLC
405,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.50%)	8.83%		07/01/2031	405,000
	Gainwell Acquisition Corp.
764,026	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.40%		10/01/2027	741,739
	Garda World Security Corp.
465,441	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		02/01/2029	468,931
	Gates Global LLC
93,338	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	7.58%		11/16/2029	93,612
	GIP II Blue Holding LP
119,785	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%		09/29/2028	121,175
	GIP Pilot Acquisition Partners LP
154,613	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.85%		10/04/2030	154,999
	Gogo Intermediate Holdings LLC
501,197	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		04/28/2028	500,429
	Graham Packaging Co., Inc.
518,273	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.75% Floor)	8.46%		08/04/2027	519,670
	Grant Thornton LLP/Chicago
280,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.00% Floor)	8.59%		05/30/2031	281,152
	Great Outdoors Group LLC
496,686	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.21%		03/06/2028	496,895
	Greystone Select Financial LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
67,200	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.00%, 0.75% Floor)	10.33%		06/19/2028	67,032
	Grifols Worldwide Operations USA, Inc.
329,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.47%		11/15/2027	324,656
	GTCR Everest Borrower LLC
175,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.35%		06/03/2031	175,328
	Hamilton Projects Acquiror LLC
95,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.50% Floor)	9.09%		05/30/2031	95,730
	Harbor Freight Tools USA, Inc.
260,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%)	7.83%		06/11/2031	259,572
	Helios Software Holdings, Inc.
383,064	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.10%		07/15/2030	384,569
	Hexion Holdings Corp.
477,039	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.50% Floor)	9.95%		03/15/2029	476,058
	H-Food Holdings LLC
108,799	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.69%, 0.00% Floor)	9.03%		05/30/2025	80,069
	Hightower Holding LLC
416,812	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%		04/21/2028	418,311
	Hilton Domestic Operating Co., Inc.
25,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.08%		11/08/2030	25,054
	Hilton Grand Vacations Borrower LLC
229,425	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.20%		01/17/2031	229,712
	HomeServe USA Corp.
184,538	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%		10/21/2030	185,211
	Hunter Douglas, Inc.
318,598	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		02/26/2029	316,949
116,985	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.84%		02/26/2029	116,380
	INEOS US Finance LLC
420,000	Senior Secured Term Loan	8.59%	(h)	02/19/2030	418,110
322,563	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.93%		02/19/2030	321,111
110,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%		01/31/2031	110,413
	INEOS US Petrochem LLC
478,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.00% Floor)	9.68%		03/29/2029	478,501
	Informatica LLC
443,865	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%		10/30/2028	445,807
	ION Trading Technologies Sarl
136,877	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.00% Floor)	9.35%		04/03/2028	136,905
	Iron Mountain, Inc.
437,800	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.59%		01/31/2031	436,522
	Ivanti Software, Inc.
115,047	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.60%		12/01/2027	91,795
	Kenan Advantage Group, Inc.
309,225	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%		01/25/2029	311,158
	Kloeckner Pentaplast of America, Inc.
143,644	Senior Secured First Lien Term Loan (6 mo. SOFR US + 4.73%, 0.50% Floor)	9.97%		02/09/2026	134,666

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Kronos Acquisition Holdings, Inc.
243,234	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	12/22/2026	243,325
103,692	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	12/22/2026	103,731
155,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	06/27/2031	154,225
	LBM Acquisition LLC
380,039	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%	06/06/2031	374,205
	LC Ahab US Bidco LLC
325,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	05/01/2031	326,017
	Level 3 Financing T/L B1
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%	04/16/2029	66,863
68,130	Senior Secured First Lien Term Loan (1 mo. SOFR US + 6.56%, 2.00% Floor)	12.01%	04/15/2030	66,495
	LifePoint Health, Inc.
523,688	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	11/16/2028	527,191
70,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%)	9.33%	05/14/2031	70,186
	Light & Wonder International, Inc.
230,896	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.18%	04/16/2029	231,289
	Lummus Technology Holdings V LLC
305,443	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	12/31/2029	306,970
	Madison IAQ LLC
558,660	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%	06/21/2028	559,869
	Maravai Intermediate Holdings LLC
166,343	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.50% Floor)	8.33%	10/19/2027	164,680
	Mavis Tire Express Services Topco Corp.
428,639	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.08%	05/04/2028	430,126
	McAfee T/L B
374,539	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/01/2029	374,627
	Medline Borrower LP
140,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.25%)	7.58%	10/23/2028	140,175
442,908	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	10/23/2028	444,292
	Michaels Cos., Inc.
217,065	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.75% Floor)	9.58%	04/17/2028	195,655
	Mileage Plus Holdings LLC
90,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.55%	06/21/2027	91,943
	Mirion Technologies US, Inc.
250,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.50% Floor)	7.60%	10/20/2028	250,665
	Mister Car Wash Holdings, Inc.
85,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%	03/27/2031	85,357
	Mitchell International, Inc.
975,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	06/17/2031	967,922
215,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.59%	06/17/2032	214,867
	MIWD Holdco II LLC
90,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	03/28/2031	90,657
	Modena Buyer LLC
280,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.50%)	9.83%	04/21/2031	273,656
	Monogram Food Solutions LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
346,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.50% Floor)	9.46%	08/28/2028	346,990
	Motion Finco Sarl
553,613	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	11/30/2029	554,443
	Natgasoline LLC
304,172	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.94%	11/14/2025	303,223
	NEP Group, Inc.
347,228	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	330,154
51,781	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor) 1.50% PIK	8.71%	08/19/2026	49,235
	Newfold Digital Holdings Group, Inc.
278,891	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.75% Floor)	8.73%	02/10/2028	259,717
	Nouryon USA LLC
288,180	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	289,297
74,805	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	8.85%	04/03/2028	75,095
	NRG Energy, Inc.
229,425	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	04/16/2031	229,740
	Olympus Water US Holding Corp.
410,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.85%	06/23/2031	411,281
	OneDigital Borrower LLC
534,067	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.75%	11/16/2027	533,400
680,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%	06/13/2031	679,153
225,000	Senior Secured Term Loan (1 mo. Term SOFR + 5.25%)	10.58%	06/14/2032	224,438
	Ontario Gaming GTA LP
427,868	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.58%	08/01/2030	430,473
	Option Care Health, Inc.
54,859	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	10/27/2028	55,294
	Organon & Co.
199,032	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.84%	05/17/2031	199,405
	Oryx Midstream Services Permian Basin LLC
373,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.44%	10/05/2028	373,825
	Ovg Business Services LLC
325,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 3.00%)	8.35%	06/25/2031	324,799
	Pacific Dental Services, Inc.
349,125	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.58%	03/17/2031	350,253
	Packaging Coordinators Midco, Inc.
570,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.75% Floor)	8.59%	11/30/2027	572,613
	Packers Holdings LLC
142,892	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.68%	03/09/2028	80,127
	Pactiv Evergreen Group Holdings, Inc.
64,515	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	64,666
56,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	56,231
252,451	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.95%	09/25/2028	253,040
	Par Petroleum LLC
83,938	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.50% Floor)	9.08%	02/28/2030	84,383

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	PCI Gaming Authority
160,000	Senior Secured Term Loan (1 mo. Term SOFR + 2.00%)	7.34%	06/06/2031	159,920
	PECF USS Intermediate Holding III Corp.
127,125	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.69%	12/15/2028	85,103
	Penn Entertainment, Inc.
389,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.18%	05/03/2029	390,020
	Peraton Corp.
371,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.18%	02/01/2028	372,093
	Perrigo Investments LLC
251,131	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.69%	04/20/2029	250,975
	PetSmart LLC
844,289	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.75% Floor)	9.18%	02/14/2028	842,878
	PG&E Corp.
95,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.94%	06/23/2027	95,504
	Phoenix Newco, Inc.
841,392	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	11/15/2028	844,152
	Playa Resorts Holding BV
325,396	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	01/05/2029	325,987
	PointClickCare Technologies, Inc.
97,099	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.00%, 0.75% Floor)	8.35%	12/29/2027	97,706
	Polar US Borrower LLC
76,389	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	61,111
65,285	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.00% Floor)	10.15%	10/15/2025	52,228
	Polaris Newco LLC
258,383	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.50% Floor)	9.44%	06/05/2028	258,589
	Pregis TopCo LLC
515,471	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.00% Floor)	9.08%	07/31/2026	516,597
	Pretium PKG Holdings, Inc.
213,154	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor) 1.40% PIK	9.93%	10/02/2028	185,657
2,065	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.20%, 1.00% Floor) 1.40% PIK	9.93%	10/02/2028	1,799
74,054	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.50% PIK	10.33%	10/02/2028	76,349
1,095	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor) 2.50% PIK	10.33%	10/02/2028	1,129
65,000	Senior Secured Second Lien Term Loan (3 mo. SOFR US + 6.75%, 0.50% Floor)	12.05%	10/01/2029	38,197
	Proofpoint, Inc.
1,715,472	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.50% Floor)	8.34%	08/31/2028	1,719,014
	Quikrete Holdings, Inc.
153,438	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	03/19/2029	153,717
69,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.83%	04/14/2031	70,061
	Radiology Partners T/L
396,958	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor)	9.09%	01/31/2029	377,507
5,599	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.00% Floor) 1.50% PIK	9.09%	01/31/2029	5,325
	Radnet Management, Inc.

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
125,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 0.00% Floor)	7.84%	04/10/2031	125,234
	Resideo Funding, Inc.
315,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 2.00%)	7.33%	06/13/2031	315,002
	Restaurant Technologies, Inc.
468,485	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	456,649
44,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	43,349
44,472	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.55%	04/02/2029	43,349
	RH
222,710	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.50% Floor)	7.95%	10/20/2028	214,696
	Sedgwick Claims Management Services, Inc.
565,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.00%)	8.34%	06/30/2031	563,588
	SkyMiles IP Ltd.
62,245	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 1.00% Floor)	9.10%	10/20/2027	63,826
	SMG US Midco 2, Inc.
219,986	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	01/23/2025	220,097
80,326	Senior Secured First Lien Term Loan (6 mo. SOFR US + 2.50%, 0.00% Floor)	7.82%	01/23/2025	80,366
	Sotera Health Holdings LLC
940,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%)	8.59%	05/30/2031	939,610
	Southern Veterinary Partners LLC
578,866	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 1.00% Floor)	9.08%	10/05/2027	580,797
	Spin Holdco, Inc.
152,491	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.34%	03/06/2028	130,666
	SS&C Technologies, Inc.
317,154	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.33%	05/09/2031	317,975
	Standard Aero Ltd.
150,626	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.84%	08/24/2028	151,345
	Starwood Property Mortgage LLC
98,982	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.75% Floor)	8.69%	07/27/2026	99,477
	Station Casinos LLC
144,638	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.00% Floor)	7.58%	03/14/2031	144,747
	StubHub Holdco Sub LLC
354,671	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.75%, 0.00% Floor)	10.08%	03/15/2030	355,226
	SWF Holdings I Corp.
208,897	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	10/06/2028	179,391
	Tamko Building Products LLC
416,850	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.84%	09/20/2030	417,371
	Team Health Holdings, Inc.
108,752	Senior Secured First Lien Term Loan (3 mo. SOFR US + 5.25%, 1.00% Floor)	10.58%	03/02/2027	101,629
	Tecta America Corp.
194,864	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.00%, 0.75% Floor)	9.44%	04/10/2028	195,980
	Telesat LLC
70,676	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%	12/07/2026	33,373
	Tempo Acquisition LLC

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
204,785	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.25%, 0.50% Floor)	7.58%	08/31/2028	205,462
	Tiger Acquisition LLC
218,243	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.68%	06/01/2028	216,794
	Titan Acquisition Ltd./Canada
465,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 5.00%, 0.00% Floor)	10.34%	02/15/2029	466,648
	TK Elevator US Newco, Inc.
394,988	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	04/30/2030	397,518
226,891	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%	04/30/2030	228,344
	Trans Union LLC
180,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%)	7.09%	06/24/2031	179,910
	TransDigm, Inc.
656,648	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.50%, 1.00% Floor)	7.83%	02/28/2031	658,781
	Travelport Finance Luxembourg Sarl
153,342	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	139,646
43,746	Senior Secured First Lien Term Loan (3 mo. SOFR US + 1.39%, 1.00% Floor)	12.34%	09/29/2028	39,839
	Traverse Midstream Partners LLC
86,168	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.50%, 0.50% Floor)	8.94%	02/16/2028	86,626
	TricorBraun Holdings, Inc.
339,454	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.50% Floor)	8.69%	03/03/2028	339,349
	Trident TPI Holdings, Inc.
499,295	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.00%)	9.34%	09/18/2028	492,560
	Triton Water Holdings, Inc.
1,903,566	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.25%, 0.50% Floor)	8.59%	03/31/2028	1,906,422
	Uber Technologies, Inc.
172,893	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	03/04/2030	173,924
	UFC Holdings LLC
377,853	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.75% Floor)	8.46%	04/29/2026	379,142
	UKG, Inc.
830,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.25%, 0.00% Floor)	8.83%	02/10/2031	834,079
	Ultra Clean Holdings, Inc.
232,100	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.00% Floor)	8.83%	02/25/2028	233,164
	United Airlines, Inc.
433,913	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%	02/24/2031	435,540
	United Natural Foods, Inc.
190,000	Senior Secured First Lien Term Loan (1 mo. Term SOFR + 4.75%)	10.08%	05/01/2031	190,871
	United Talent Agency LLC
139,650	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.08%	07/07/2028	140,523
	Univision Communications, Inc.
196,926	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.25%, 0.50% Floor)	9.57%	06/25/2029	197,172
	Upbound Group, Inc.
129,781	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.09%	02/17/2028	130,404
	Vantage Specialty Chemicals, Inc.
39,400	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.75%, 0.50% Floor)	10.08%	10/26/2026	39,006

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Vestis Corp.
144,638	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.25%, 0.00% Floor)	7.70%		02/24/2031	144,125
	Viad Corp.
191,825	Senior Secured First Lien Term Loan (1 mo. SOFR US + 4.25%, 0.50% Floor)	9.59%		07/31/2028	192,545
	Virgin Media Bristol LLC
500,000	Senior Secured First Lien Term Loan (6 mo. SOFR US + 3.25%, 0.00% Floor)	8.68%		03/31/2031	473,303
	Vistra Operations Co. LLC
94,525	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.00%, 0.00% Floor)	7.34%		12/20/2030	94,707
	Vistra Zero Operating Co. LLC
159,600	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		04/30/2031	160,538
	VT Topco, Inc.
104,476	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.50%, 0.50% Floor)	8.83%		08/12/2030	105,089
	Wand NewCo 3, Inc.
185,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.75%, 0.00% Floor)	9.09%		01/30/2031	186,437
	WaterBridge Midstream Operating LLC
125,000	Senior Secured Term Loan (1 mo. Term SOFR + 4.75%)	10.09%		06/27/2029	124,375
	WaterBridge NDB Operating LLC
175,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.50%, 0.00% Floor)	9.83%		05/10/2029	176,167
	Wec US Holdings Ltd.
465,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.00% Floor)	8.09%		01/27/2031	465,974
	WestJet Airlines Ltd.
23,350	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 1.00% Floor)	8.43%		12/11/2026	23,448
	WestJet Loyalty LP
925,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 3.75%, 0.00% Floor)	9.18%		02/14/2031	930,318
	Whatabrands LLC
910,897	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.75%, 0.50% Floor)	8.08%		08/03/2028	912,154
	White Cap Buyer LLC
95,000	Senior Secured Term Loan (1 mo. Term SOFR + 3.25%)	8.58%		10/19/2029	95,270
	WhiteWater DBR HoldCo LLC
170,000	Senior Secured First Lien Term Loan (3 mo. SOFR US + 2.75%, 0.00% Floor)	8.08%		03/03/2031	170,558
	WWEX Uni Topco Holdings LLC
191,991	Senior Secured First Lien Term Loan (3 mo. SOFR US + 4.00%, 0.75% Floor)	9.59%		07/26/2028	192,787
	Wyndham Hotels & Resorts, Inc.
535,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 1.75%, 0.00% Floor)	7.09%		05/28/2030	536,300
	Zayo Group Holdings, Inc.
266,026	Senior Secured First Lien Term Loan (1 mo. SOFR US + 3.00%, 0.00% Floor)	8.44%		03/09/2027	232,330
	Ziggo Financing Partnership
235,000	Senior Secured First Lien Term Loan (1 mo. SOFR US + 2.50%, 0.00% Floor)	7.94%		04/28/2028	227,673
	Total Bank Loans (Cost $93,778,276)				93,650,378
COLLATERALIZED LOAN OBLIGATIONS - 17.8%
	Aimco CDO
2,000,000	Series 2021-15A-D (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.48%	(a)	10/17/2034	2,009,521
1,000,000	Series 2024-21A-D1 (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.48%	(a)	04/18/2037	1,003,801
	Apidos CLO

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
2,000,000	Series 2013-12A-DR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.19%	(a)	04/15/2031	2,005,548
	Babson CLO Ltd./Cayman Islands
1,737,500	Series 2015-2A-ER (3 mo. Term SOFR + 6.71%, 0.00% Floor)	12.04%	(a)	10/20/2030	1,731,176
	Bain Capital Credit CLO
500,000	Series 2017-2A-DR2 (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.69%	(a)	07/25/2034	500,380
1,250,000	Series 2021-7A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	01/22/2035	1,241,220
	Blackstone, Inc.
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.09%	(a)	04/15/2031	1,502,156
	BlueMountain CLO Ltd.
3,770,000	Series 2013-2A-DR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	10/22/2030	3,779,022
500,000	Series 2015-3A-CR (3 mo. Term SOFR + 2.86%, 0.00% Floor)	8.19%	(a)	04/20/2031	492,821
1,000,000	Series 2016-3A-DR (3 mo. Term SOFR + 3.36%, 3.10% Floor)	8.68%	(a)	11/15/2030	987,496
1,000,000	Series 2017-2A-C (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	10/20/2030	982,558
	Canyon Capital CLO Ltd.
1,000,000	Series 2012-1RA-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/15/2030	1,002,450
2,000,000	Series 2014-1A-CR (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.34%	(a)	01/30/2031	1,965,587
1,000,000	Series 2022-1A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	8.53%	(a)	04/15/2035	1,004,325
	Canyon CLO
3,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.41%, 3.15% Floor)	8.74%	(a)	10/15/2034	2,991,073
1,000,000	Series 2021-4A-B (3 mo. Term SOFR + 1.96%, 1.70% Floor)	7.29%	(a)	10/15/2034	1,004,262
2,500,000	Series 2021-4A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	10/15/2034	2,494,285
1,000,000	Series 2021-4A-E (3 mo. Term SOFR + 6.56%, 6.30% Floor)	11.89%	(a)	10/15/2034	1,005,356
	Captree Park CLO Ltd.
1,100,000	Series 2024-1A-D (3 mo. Term SOFR + 3.25%, 3.25% Floor)	8.58%	(a)	07/20/2037	1,104,076
	Carlyle Global Market Strategies
500,000	Series 2020-2A-CR (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.79%	(a)	01/25/2035	503,221
1,000,000	Series 2024-2A-D (3 mo. Term SOFR + 3.85%, 3.85% Floor)	9.17%	(a)	04/25/2037	1,014,522
500,000	Series 2024-4A-D (3 mo. Term SOFR + 3.20%, 3.20% Floor)	8.53%	(a)	07/20/2037	502,023
	Cathedral Lake CLO Ltd.
3,500,000	Series 2021-8A-C (3 mo. Term SOFR + 2.88%, 2.62% Floor)	8.21%	(a)	01/20/2035	3,513,587
3,500,000	Series 2021-8A-D1 (3 mo. Term SOFR + 3.68%, 3.42% Floor)	9.01%	(a)	01/20/2035	3,509,453
	Cent CLO
500,000	Series 2018-27A-DR (3 mo. Term SOFR + 4.09%, 3.83% Floor)	9.42%	(a)	01/25/2035	491,104
	Chenango Park CLO
1,500,000	Series 2018-1A-C (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	04/15/2030	1,497,622
	CIFC Funding Ltd.
1,000,000	Series 2019-3A-CR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	10/16/2034	1,005,242
	Crown City CLO
4,000,000	Series 2024-6A-D1 (3 mo. Term SOFR + 3.50%, 3.50% Floor)	8.82%	(a)	07/15/2037	4,000,000
	Dryden Senior Loan Fund
3,000,000	Series 2015-37A-DR (3 mo. Term SOFR + 2.76%, 2.50% Floor)	8.09%	(a)	01/15/2031	2,991,574
1,000,000	Series 2016-45A-DR (3 mo. Term SOFR + 3.41%, 3.15% Floor)	8.74%	(a)	10/15/2030	1,002,044
1,000,000	Series 2017-50A-D (3 mo. Term SOFR + 3.51%, 3.25% Floor)	8.84%	(a)	07/15/2030	1,003,302
1,000,000	Series 2019-68A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.94%	(a)	07/15/2035	972,436
900,000	Series 2020-77A-DR (3 mo. Term SOFR + 3.26%, 3.26% Floor)	8.59%	(a)	05/20/2034	883,239
	Goldentree Loan Opportunities Ltd.
1,000,000	Series 2024-20A-D (3 mo. Term SOFR + 3.15%, 3.15% Floor)	8.48%	(a)	07/20/2037	1,016,546

1,000,000	Series 2024-21A-D (3 mo. Term SOFR + 3.05%, 3.05% Floor)	8.38%	(a)	07/20/2037	1,000,000
	Halcyon Loan Advisors Funding Ltd.
307,141	Series 2014-2A-D (3 mo. Term SOFR + 5.26%, 0.00% Floor)	10.59%	(a)(b)	04/28/2025	62,995
500,000	Series 2018-1A-A2 (3 mo. Term SOFR + 2.06%, 1.80% Floor)	7.39%	(a)	07/21/2031	502,749
	Hayfin US
2,000,000	Series 2018-8A-B (3 mo. Term SOFR + 1.74%, 1.48% Floor)	7.07%	(a)	04/20/2031	2,003,230
	Highbridge Loan Management Ltd.
2,000,000	Series 2013-2A-CR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.49%	(a)	10/20/2029	2,006,718
	ING Investment Management CLO Ltd.
3,900,000	Series 2013-1A-CR (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.54%	(a)	10/15/2030	3,900,371

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	LCM LP
5,000,000	Series 26A-D (3 mo. Term SOFR + 2.76%, 2.50% Floor)	8.09%	(a)	01/20/2031	4,901,291
1,500,000	Series 27A-D (3 mo. Term SOFR + 3.21%, 0.00% Floor)	8.54%	(a)	07/16/2031	1,468,795
	LCM XIII LP
3,175,000	Series 14A-DR (3 mo. Term SOFR + 3.01%, 0.00% Floor)	8.34%	(a)	07/20/2031	3,111,706
	Lodi Park CLO Ltd.
500,000	Series 2024-1A-D1 (3 mo. Term SOFR + 3.00%, 3.00% Floor)	0.00%	(a)	07/21/2037	500,000
	Madison Park Funding Ltd.
4,500,000	Series 2015-18A-BR (3 mo. Term SOFR + 1.86%, 0.00% Floor)	7.19%	(a)	10/21/2030	4,505,135
	Magnetite CLO Ltd.
3,500,000	Series 2018-20A-D (3 mo. Term SOFR + 2.76%, 0.00% Floor)	8.09%	(a)	04/20/2031	3,510,498
1,750,000	Series 2019-23A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	01/25/2035	1,759,459
	Marble Point CLO
3,500,000	Series 2021-3A-D1 (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.08%	(a)	10/17/2034	3,541,942
	Myers Park CLO
1,000,000	Series 2018-1A-D (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	10/20/2030	1,002,759
	Neuberger Berman CLO Ltd.
1,000,000	Series 2016-21A-DR2 (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	04/20/2034	1,006,051
4,000,000	Series 2017-16SA-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.49%	(a)	04/15/2034	3,936,650
1,000,000	Series 2017-26A-D (3 mo. Term SOFR + 2.91%, 2.65% Floor)	8.24%	(a)	10/18/2030	1,002,858
1,500,000	Series 2018-28A-D (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.44%	(a)	04/20/2030	1,504,298
1,000,000	Series 2020-38A-DR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	10/20/2035	1,005,268
	Oak Hill Credit Partners
2,500,000	Series 2021-16A-E (3 mo. Term SOFR + 6.36%, 6.10% Floor)	11.69%	(a)	10/18/2034	2,512,573
	Octagon Investment Partners Ltd.
4,500,000	Series 2012-1A-CRR (3 mo. Term SOFR + 4.16%, 3.90% Floor)	9.49%	(a)	07/15/2029	4,520,112
500,000	Series 2014-1A-CR3 (3 mo. Term SOFR + 3.01%, 2.75% Floor)	8.33%	(a)	02/14/2031	501,423
1,250,000	Series 2017-1A-D (3 mo. Term SOFR + 6.46%, 0.00% Floor)	11.79%	(a)(b)	03/17/2030	1,195,854
4,000,000	Series 2018-1A-C (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.19%	(a)	01/20/2031	3,948,704
3,000,000	Series 2018-2A-C (3 mo. Term SOFR + 3.11%, 0.00% Floor)	8.44%	(a)	07/25/2030	2,982,255
500,000	Series 2019-1A-ER (3 mo. Term SOFR + 7.26%, 7.00% Floor)	12.59%	(a)	01/20/2035	483,342
1,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/15/2036	985,936
	Park Avenue Institutional Advisers CLO Ltd.
500,000	Series 2021-2A-D (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	07/15/2034	502,245
	RR Ltd./Cayman Islands
4,000,000	Series 2018-4A-C (3 mo. Term SOFR + 3.21%, 0.26% Floor)	8.54%	(a)	04/15/2030	4,022,196
	Sound Point CLO Ltd.
2,000,000	Series 2015-2A-DRRR (3 mo. Term SOFR + 4.76%, 4.50% Floor)	10.09%	(a)	07/20/2032	1,952,870
6,000,000	Series 2019-2A-DR (3 mo. Term SOFR + 3.56%, 3.30% Floor)	8.89%	(a)	07/15/2034	5,899,303
1,000,000	Series 2019-3A-DR (3 mo. Term SOFR + 3.76%, 3.76% Floor)	9.09%	(a)	10/25/2034	975,681
1,000,000	Series 2020-1A-DR (3 mo. Term SOFR + 3.61%, 3.61% Floor)	8.94%	(a)	07/20/2034	981,687
5,000,000	Series 2020-2A-DR (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.94%	(a)	10/25/2034	4,906,314
3,375,000	Series 2021-4A-D (3 mo. Term SOFR + 3.66%, 3.66% Floor)	8.99%	(a)	10/25/2034	3,296,537
	Steele Creek CLO Ltd.
5,000,000	Series 2019-2A-BR (3 mo. Term SOFR + 2.11%, 1.85% Floor)	7.44%	(a)	07/15/2032	5,017,784
	Stewart Park CLO
3,500,000	Series 2015-1A-DR (3 mo. Term SOFR + 2.86%, 2.60% Floor)	8.19%	(a)	01/15/2030	3,480,945
	Symphony CLO Ltd.

1,500,000	Series 2015-16A-DR (3 mo. Term SOFR + 3.31%, 3.05% Floor)	8.64%	(a)	10/15/2031	1,498,504
	TIAA CLO Ltd.
1,500,000	Series 2017-2A-B (3 mo. Term SOFR + 1.76%, 0.00% Floor)	7.09%	(a)	01/16/2031	1,501,508
	Trimaran CAVU LLC
6,000,000	Series 2019-1A-B (3 mo. Term SOFR + 2.46%, 2.20% Floor)	7.79%	(a)	07/20/2032	6,010,941
	Upland CLO
500,000	Series 2016-1A-CR (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	04/20/2031	501,583

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
	Vibrant CLO Ltd.
500,000	Series 2015-3A-A2RR (3 mo. Term SOFR + 2.11%, 0.26% Floor)	7.44%	(a)	10/20/2031	504,265
	Voya CLO Ltd.
1,500,000	Series 2017-3A-CR (3 mo. Term SOFR + 3.41%, 0.00% Floor)	8.74%	(a)	04/20/2034	1,477,371
	Wellfleet CLO Ltd.
2,000,000	Series 2019-1A-CR (3 mo. Term SOFR + 3.81%, 3.55% Floor)	9.14%	(a)	07/20/2032	2,007,499
750,000	Series 2021-3A-D (3 mo. Term SOFR + 3.76%, 3.50% Floor)	9.09%	(a)	01/15/2035	743,381
	Wind River CLO Ltd.
2,000,000	Series 2013-2A-E1R (3 mo. Term SOFR + 7.01%, 0.00% Floor)	12.34%	(a)(b)	10/18/2030	1,956,777
2,000,000	Series 2014-1A-DRR (3 mo. Term SOFR + 3.26%, 3.00% Floor)	8.59%	(a)	07/18/2031	1,965,008
4,000,000	Series 2014-2A-DR (3 mo. Term SOFR + 3.16%, 2.90% Floor)	8.49%	(a)	01/15/2031	3,951,686
2,000,000	Series 2014-2A-ER (3 mo. Term SOFR + 6.01%, 5.75% Floor)	11.34%	(a)(b)	01/15/2031	1,638,567
1,500,000	Series 2014-3A-DR2 (3 mo. Term SOFR + 3.66%, 3.40% Floor)	8.99%	(a)	10/22/2031	1,472,485
2,000,000	Series 2017-1A-DR (3 mo. Term SOFR + 3.98%, 3.72% Floor)	9.31%	(a)	04/18/2036	1,986,674
1,750,000	Series 2017-1A-ER (3 mo. Term SOFR + 7.32%, 7.06% Floor)	12.65%	(a)	04/18/2036	1,664,375
1,500,000	Series 2018-1A-D (3 mo. Term SOFR + 3.16%, 0.00% Floor)	8.49%	(a)	07/15/2030	1,504,257
3,500,000	Series 2018-2A-D (3 mo. Term SOFR + 3.26%, 0.00% Floor)	8.59%	(a)	07/15/2030	3,446,787
500,000	Series 2021-3A-D (3 mo. Term SOFR + 3.61%, 3.35% Floor)	8.94%	(a)	07/20/2033	492,020
1,000,000	Series 2021-4A-D (3 mo. Term SOFR + 3.46%, 3.20% Floor)	8.79%	(a)	01/20/2035	983,726
	Total Collateralized Loan Obligations (Cost $179,616,592)				178,418,976
FOREIGN CORPORATE BONDS - 5.1%
44,000	1375209 BC Ltd.	9.00%	(a)	01/30/2028	42,365
727,275	Acu Petroleo Luxembourg Sarl	7.50%		01/13/2032	706,205
349,000	Adani Electricity Mumbai Ltd.	3.95%		02/12/2030	300,089
1,100,800	Adani International Container Terminal Pvt Ltd.	3.00%		02/16/2031	922,510
200,000	Adani Ports & Special Economic Zone Ltd.	4.00%		07/30/2027	185,291
200,000	Adani Ports & Special Economic Zone Ltd.	4.20%		08/04/2027	186,050
600,000	Adani Ports & Special Economic Zone Ltd.	4.38%		07/03/2029	537,664
400,000	Adani Ports & Special Economic Zone Ltd.	3.10%		02/02/2031	319,403
700,000	Adani Transmission Step-One Ltd.	4.00%		08/03/2026	663,871
500,000	Adaro Indonesia PT	4.25%		10/31/2024	496,098
200,000	Aeropuertos Dominicanos Siglo XXI SA	7.00%	(a)	06/30/2034	202,740
200,000	Agrosuper SA	4.60%		01/20/2032	175,408
383,332	AI Candelaria Spain SA	7.50%		12/15/2028	376,812
500,000	AI Candelaria Spain SA	5.75%		06/15/2033	404,887
500,000	AI Candelaria Spain SA	5.75%	(a)	06/15/2033	404,887
200,000	Altice Financing SA	5.00%	(a)	01/15/2028	152,327
200,000	Altice France Holding SA	6.00%	(a)	02/15/2028	65,237
255,000	Altice France SA	5.50%	(a)	10/15/2029	168,419
200,000	ARD Finance SA 7.25% PIK	6.50%	(a)	06/30/2027	50,902
215,000	Ardonagh Finco Ltd.	7.75%	(a)	02/15/2031	212,719
210,918	Avation Capital SA 9.00% PIK	8.25%	(a)	10/31/2026	192,085
600,000	Banco Davivienda SA (10 yr. CMT Rate + 5.10%)	6.65%	(a)(i)	04/22/2031	444,000
200,000	Banco de Bogota SA	6.25%		05/12/2026	197,200
600,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 3.00%)	3.13%		07/01/2030	578,473
540,000	Banco de Credito del Peru SA (5 yr. CMT Rate + 2.45%)	3.25%		09/30/2031	502,652
400,000	Banco del Estado de Chile (5 yr. CMT Rate + 3.23%)	7.95%	(a)(i)	05/02/2029	413,456
300,000	Banco GNB Sudameris SA (5 yr. CMT Rate + 6.66%)	7.50%		04/16/2031	267,112
300,000	Banco Industrial SA/Guatemala (5 yr. CMT Rate + 4.44%)	4.88%		01/29/2031	290,427

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,200,000	Banco Internacional del Peru SAA Interbank (5 yr. CMT Rate + 3.71%)	4.00%		07/08/2030	1,166,198
800,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.35%)	7.63%	(i)	01/10/2028	788,063
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%	(i)	06/27/2029	194,260
200,000	Banco Mercantil del Norte SA/Grand Cayman (10 yr. CMT Rate + 5.47%)	7.50%	(a)(i)	06/27/2029	194,260
800,000	Bancolombia SA (5 yr. CMT Rate + 2.94%)	4.63%		12/18/2029	773,300
500,000	Bancolombia SA (5 yr. CMT Rate + 4.32%)	8.63%		12/24/2034	510,993
1,300,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 2.65%)	5.13%		01/18/2033	1,185,679
200,000	BBVA Bancomer SA/Texas (5 yr. CMT Rate + 4.31%)	5.88%		09/13/2034	185,563
96,000	Bombardier, Inc.	7.88%	(a)	04/15/2027	96,304
165,000	Bombardier, Inc.	8.75%	(a)	11/15/2030	178,536
45,000	Bombardier, Inc.	7.00%	(a)	06/01/2032	45,681
200,000	Braskem Idesa SAPI	6.99%		02/20/2032	151,863
1,000,000	Braskem Netherlands Finance BV (5 yr. CMT Rate + 8.22%)	8.50%		01/23/2081	1,001,685
400,000	Buffalo Energy Mexico Holdings / Buffalo Energy Infrastructure / Buffalo Energy	7.88%	(a)	02/15/2039	415,986
600,000	Canacol Energy Ltd.	5.75%		11/24/2028	317,780
600,000	CAP SA	3.90%	(a)	04/27/2031	480,527
900,000	CAP SA	3.90%		04/27/2031	720,789
900,000	Cemex SAB de CV (5 yr. CMT Rate + 4.53%)	5.13%	(i)	06/08/2026	865,683
1,254,272	Chile Electricity PEC SpA	0.00%	(a)	01/25/2028	1,006,554
600,000	Cia de Minas Buenaventura SAA	5.50%		07/23/2026	580,495
546,700	Cometa Energia SAB de CV	6.38%		04/24/2035	531,076
200,000	Comision Federal de Electricidad	4.75%		02/23/2027	194,600
800,000	Cosan Overseas Ltd.	8.25%	(i)	08/05/2024	813,911
600,000	Credito Real SAB de CV SOFOM ER (5 yr. CMT Rate + 7.03%)	9.13%	(g)(i)	11/29/2027	1,560
600,000	CSN Resources SA	5.88%		04/08/2032	499,788
600,000	CT Trust	5.13%		02/03/2032	529,084
600,000	DBS Group Holdings Ltd. (5 yr. CMT Rate + 1.10%)	1.82%		03/10/2031	563,925
189,821	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	38,575
13,190	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	13,104
340,696	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	8,069
3,000	Digicel Group Holdings Ltd.	0.00%	(a)(b)	12/31/2030	2,980
200,000	Electricidad Firme de Mexico Holdings SAB de CV	4.90%		11/20/2026	187,824
477,950	Empresa Electrica Angamos SA	4.88%		05/25/2029	432,095
547,440	Empresa Electrica Cochrane SpA	5.50%		05/14/2027	533,687
400,000	Empresas Publicas de Medellin ESP	4.38%		02/15/2031	331,104
600,000	Energuate Trust	5.88%		05/03/2027	579,033
183,744	Fermaca Enterprises S de RL de CV	6.38%		03/30/2038	180,734
343,720	Fideicomiso PA Pacifico Tres	8.25%		01/15/2035	338,564
400,000	Freeport Indonesia PT	4.76%		04/14/2027	393,740
400,000	Freeport Indonesia PT	5.32%	(a)	04/14/2032	388,201
400,000	Freeport Indonesia PT	5.32%		04/14/2032	388,201
100,000	Freeport-McMoRan, Inc.	4.63%		08/01/2030	96,334
400,000	Frigorifico Concepcion SA	7.70%		07/21/2028	272,387
230,000	Garda World Security Corp.	4.63%	(a)	02/15/2027	220,064
180,000	Garda World Security Corp.	6.00%	(a)	06/01/2029	164,398
220,000	GGAM Finance Ltd.	6.88%	(a)	04/15/2029	224,400
355,580	Global Aircraft Leasing Co. Ltd. 7.25% PIK	6.50%	(a)	09/15/2024	342,625
300,000	Gran Tierra Energy, Inc.	9.50%	(a)	10/15/2029	285,955
250,000	Grifols SA	4.75%	(a)	10/15/2028	215,983
828,150	Guara Norte Sarl	5.20%		06/15/2034	763,827

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
320,000	Husky Injection Molding Systems Ltd. / Titan Co.-Borrower LLC	9.00%	(a)	02/15/2029	331,764
210,000	INEOS Finance PLC	7.50%	(a)	04/15/2029	212,428
600,000	Inkia Energy Ltd.	5.88%		11/09/2027	603,450
200,000	InRetail Consumer	3.25%		03/22/2028	180,973
300,000	InRetail Shopping Malls	5.75%		04/03/2028	294,961
100,000	Intelsat Jackson Holdings SA	6.50%	(a)	03/15/2030	93,287
600,000	Intercorp Financial Services, Inc.	4.13%		10/19/2027	560,193
35,079	Invepar Holdings	0.00%	(b)(g)	12/30/2028	–
400,000	Itau Unibanco Holding SA/Cayman Island (5 yr. CMT Rate + 3.22%)	4.63%	(i)	02/27/2025	390,497
684,000	JSW Hydro Energy Ltd.	4.13%		05/18/2031	608,175
200,000	Kallpa Generacion SA	4.13%		08/16/2027	191,072
110,000	Kronos Acquisition Holdings, Inc.	8.25%	(a)	06/30/2031	110,248
160,000	Kronos Acquisition Holdings, Inc. / KIK Custom Products, Inc.	5.00%	(a)	12/31/2026	163,850
600,000	KUO SAB De CV	5.75%		07/07/2027	581,853
339,318	Lima Metro Line 2 Finance Ltd.	4.35%		04/05/2036	310,800
851,620	LLPL Capital Pte Ltd.	6.88%	(a)	02/04/2039	858,507
774,200	LLPL Capital Pte Ltd.	6.88%		02/04/2039	780,461
85,000	Macquarie Airfinance Holdings Ltd.	6.50%	(a)	03/26/2031	87,466
800,000	MARB BondCo PLC	3.95%		01/29/2031	665,495
330,000	Mattamy Group Corp.	4.63%	(a)	03/01/2030	305,339
335,000	Merlin Entertainments Group US Holdings, Inc.	7.38%	(a)	02/15/2031	341,576
600,000	Mexarrend SAPI de CV	10.25%	(a)(g)	07/24/2024	78,600
423,388	Mexico Generadora de Energia S de RL	5.50%		12/06/2032	415,307
360,000	Millicom International Cellular SA	6.63%		10/15/2026	359,902
720,000	Millicom International Cellular SA	6.25%		03/25/2029	693,665
1,300,000	Minejesa Capital BV	5.63%		08/10/2037	1,176,308
400,000	Minerva Luxembourg SA	4.38%		03/18/2031	330,240
400,000	Minerva Luxembourg SA	8.88%		09/13/2033	413,365
600,000	Minsur SA	4.50%		10/28/2031	533,209
421,640	Mong Duong Finance Holdings BV	5.13%		05/07/2029	401,096
400,000	Movida Europe SA	7.85%	(a)	04/11/2029	376,710
867,130	MV24 Capital BV	6.75%		06/01/2034	829,080
600,000	Network i2i Ltd. (5 yr. CMT Rate + 4.27%)	5.65%	(i)	01/15/2025	596,757
235,000	Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.	8.00%	(a)	08/01/2030	241,351
252,000	Orazul Energy Peru SA	5.63%		04/28/2027	239,299
1,200,000	Oversea-Chinese Banking Corp. Ltd. (5 yr. CMT Rate + 1.58%)	1.83%		09/10/2030	1,147,723
125,000	Parkland Corp.	4.63%	(a)	05/01/2030	114,099
595,661	Prumo Participacoes e Investimentos S/A	7.50%		12/31/2031	592,920
250,000	Reliance Industries Ltd.	4.13%		01/28/2025	247,844
500,000	Reliance Industries Ltd.	3.67%		11/30/2027	474,886
1,000,000	Rutas 2 & 7 Finance Ltd.	0.00%		09/30/2036	689,540
400,000	SAN Miguel Industrias Pet SA / NG PET R&P Latin America SA	3.50%		08/02/2028	352,165
600,000	Sasol Financing USA LLC	5.50%		03/18/2031	506,473
155,000	Seaspan Corp.	5.50%	(a)	08/01/2029	138,511
200,000	Simpar Europe SA	5.20%		01/26/2031	164,759
200,000	Southern Copper Corp.	3.88%		04/23/2025	196,950
25,000	Telesat Canada / Telesat LLC	4.88%	(a)	06/01/2027	11,096
175,336	Tierra Mojada Luxembourg II Sarl	5.75%		12/01/2040	158,306
400,000	Unigel Luxembourg SA	8.75%	(g)	10/01/2026	113,520
600,000	United Overseas Bank Ltd. (5 yr. CMT Rate + 1.52%)	1.75%		03/16/2031	563,021
800,000	UPL Corp. Ltd.	4.63%		06/16/2030	661,106
225,000	Vallourec SACA	7.50%	(a)	04/15/2032	233,272
752,000	Vedanta Resources Ltd.	13.88%		12/09/2028	720,207
325,000	VZ Secured Financing BV	5.00%	(a)	01/15/2032	277,482
170,000	ZF North America Capital, Inc.	6.88%	(a)	04/23/2032	175,862
	Total Foreign Corporate Bonds (Cost $54,434,169)				51,752,342

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
FOREIGN GOVERNMENT BONDS, FOREIGN AGENCIES AND FOREIGN GOVERNMENT SPONSORED CORPORATIONS - 1.0%
600,000	Banco do Brasil SA/Cayman (10 yr. CMT Rate + 4.40%)	8.75%	(i)	10/15/2024	612,615
500,000	Banco Nacional de Comercio Exterior SNC/Cayman Islands (5 yr. CMT Rate + 2.00%)	2.72%		08/11/2031	445,818
400,000	Bank Negara Indonesia Persero Tbk PT	3.75%		03/30/2026	382,560
549,188	Bioceanico Sovereign Certificate Ltd.	0.00%		06/05/2034	411,891
200,000	Colombia Government International Bond	3.88%		04/25/2027	188,725
2,000,000	Colombia Government International Bond	4.13%		05/15/2051	1,202,939
1,500,000	Ecopetrol SA	5.88%		11/02/2051	1,042,631
200,000	Guatemala Government Bond	4.38%		06/05/2027	191,755
200,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	4.75%		05/15/2025	198,052
300,000	Indonesia Asahan Aluminium PT / Mineral Industri Indonesia Persero PT	5.45%		05/15/2030	294,781
514,996	Lima Metro Line 2 Finance Ltd.	5.88%		07/05/2034	507,556
1,400,000	Mexico Government International Bond	6.34%		05/04/2053	1,323,493
1,300,000	Panama Government International Bond	3.87%		07/23/2060	744,422
200,000	Pertamina Persero PT	1.40%		02/09/2026	187,038
900,000	Petroleos del Peru SA	4.75%		06/19/2032	674,676
400,000	Petroleos del Peru SA	5.63%		06/19/2047	255,727
900,000	Petroleos Mexicanos	6.75%		09/21/2047	592,577
700,000	Republic of South Africa Government International Bond	4.30%		10/12/2028	643,059
	Total Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations (Cost $12,075,372)				9,900,315
NON-AGENCY COMMERCIAL MORTGAGE BACKED OBLIGATIONS - 8.9%
	Arbor Multifamily Mortgage Securities Trust
10,194,000	Series 2021-MF3-XD	1.29%	(a)(j)(k)	10/15/2054	705,218
	Arbor Realty Trust, Inc.
15,157,268	Series 2020-MF1-XA	1.06%	(a)(j)(k)	05/15/2053	636,576
	BANK
9,380,873	Series 2017-BNK5-XA	1.07%	(j)(k)	06/15/2060	207,944
58,082,563	Series 2018-BN11-XA	0.59%	(j)(k)	03/15/2061	891,922
	BBCMS Trust
1,675,000	Series 2019-BWAY-E (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	11/15/2034	17,588
	BB-UBS Trust
1,188,438	Series 2012-TFT-TE	3.68%	(a)(b)(j)	06/05/2030	984,389
	BDS Ltd.
1,728,449	Series 2021-FL10-A (1 mo. Term SOFR + 1.46%, 1.46% Floor)	6.80%	(a)	12/16/2036	1,718,756
	Benchmark Mortgage Trust
56,211,622	Series 2022-B32-XA	0.56%	(a)(j)(k)	01/15/2055	1,048,898
	Blackstone Mortgage Trust, Inc.
1,463,530	Series 2021-FL4-A (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.49%	(a)	05/15/2038	1,409,199
	BLP Commercial Mortgage Trust
750,000	Series 2024-IND2-D (1 mo. Term SOFR + 2.59%, 2.59% Floor)	7.92%	(a)	03/15/2041	752,550
	BPR Trust
1,300,000	Series 2021-TY-D (1 mo. Term SOFR + 2.46%, 2.35% Floor)	7.79%	(a)	09/15/2038	1,279,318
	BSPRT Co.-Issuer LLC
1,500,000	Series 2023-FL10-A (1 mo. Term SOFR + 2.26%, 2.26% Floor)	7.59%	(a)	09/15/2035	1,515,914
1,500,000	Series 2023-FL10-B (1 mo. Term SOFR + 3.27%, 3.27% Floor)	8.59%	(a)	09/15/2035	1,515,198
	BX Trust
1,575,000	Series 2019-CALM-E (1 mo. Term SOFR + 2.11%, 2.00% Floor)	7.44%	(a)	11/15/2032	1,565,404
900,000	Series 2019-IMC-D (1 mo. Term SOFR + 1.95%, 1.90% Floor)	7.28%	(a)	04/15/2034	876,590
1,484,812	Series 2021-21M-A (1 mo. Term SOFR + 0.84%, 0.73% Floor)	6.17%	(a)	10/15/2036	1,465,097
1,028,000	Series 2021-CIP-B (1 mo. Term SOFR + 1.39%, 1.27% Floor)	6.71%	(a)	12/15/2038	1,015,633
	Carbon Capital VI Commercial Mortgage Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,119,631	Series 2019-FL2-B (1 mo. Term SOFR + 2.96%, 2.85% Floor)	8.29%	(a)	10/15/2035	975,198
	CFCRE Commercial Mortgage Trust
3,603,974	Series 2016-C4-XA	1.76%	(j)(k)	05/10/2058	75,043
	Citigroup Commercial Mortgage Trust
944,618	Series 2014-GC25-XA	1.07%	(j)(k)	10/10/2047	66
6,227,314	Series 2016-C1-XA	1.98%	(j)(k)	05/10/2049	155,734
2,168,737	Series 2016-P4-XA	2.05%	(j)(k)	07/10/2049	58,662
	Citigroup/Deutsche Bank Commercial Mortgage Trust
8,498,277	Series 2017-CD3-XA	1.10%	(j)(k)	02/10/2050	173,107
1,608,784	Series 2020-C9-A2	1.90%		08/15/2053	1,547,246
	CLNC Ltd.
1,216,000	Series 2019-FL1-B (1 mo. Term SOFR + 2.01%, 1.90% Floor)	7.35%	(a)	08/20/2035	1,201,348
	Commercial Mortgage Pass Through Certificates
188,248	Series 2014-CR17-XA	0.83%	(j)(k)	05/10/2047	11
10,115,794	Series 2015-CR25-XA	0.94%	(j)(k)	08/10/2048	60,635
6,397,179	Series 2015-CR27-XA	1.05%	(j)(k)	10/10/2048	50,041
1,227,000	Series 2015-DC1-C	4.42%	(j)	02/10/2048	1,100,735
1,438,647	Series 2015-DC1-XA	1.07%	(j)(k)	02/10/2048	4,492
8,507,570	Series 2015-LC21-XA	0.75%	(j)(k)	07/10/2048	29,720
2,506,759	Series 2016-DC2-XA	1.07%	(j)(k)	02/10/2049	25,413
2,228,000	Series 2018-HCLV-D (1 mo. Term SOFR + 2.47%, 2.18% Floor)	7.80%	(a)	09/15/2033	1,547,829
	Computershare Corporate Trust
100,000	Series 2015-C27-C	3.89%		02/15/2048	89,396
400,000	Series 2015-C28-C	4.22%	(j)	05/15/2048	364,256
9,102,228	Series 2015-C30-XA	1.01%	(j)(k)	09/15/2058	61,070
4,770,886	Series 2015-C31-XA	1.10%	(j)(k)	11/15/2048	40,740
1,566,635	Series 2015-NXS1-XA	1.17%	(j)(k)	05/15/2048	5,130
6,067,766	Series 2015-NXS2-XA	0.72%	(j)(k)	07/15/2058	20,650
1,823,084	Series 2016-C33-XA	1.72%	(j)(k)	03/15/2059	35,146
3,503,718	Series 2016-NXS6-XA	1.73%	(j)(k)	11/15/2049	80,598
13,060,392	Series 2017-C38-XA	1.07%	(j)(k)	07/15/2050	274,601
1,875,583	Series 2017-RC1-XA	1.54%	(j)(k)	01/15/2060	55,982
2,267,000	Series 2018-C47-C	5.08%	(j)	09/15/2061	2,093,506
	Credit Suisse Mortgage Capital Certificates
1,974,822	Series 2014-USA-X1	0.69%	(a)(j)(k)	09/15/2037	6,223
	CSAIL Commercial Mortgage Trust
2,139,603	Series 2015-C1-XA	0.94%	(j)(k)	04/15/2050	3,674
39,052,574	Series 2018-CX12-XA	0.70%	(j)(k)	08/15/2051	748,013
31,800,637	Series 2021-C20-XA	1.12%	(j)(k)	03/15/2054	1,527,639
18,269,000	Series 2021-C20-XD	1.58%	(a)(j)(k)	03/15/2054	1,440,470
	ELP Commercial Mortgage Trust
1,426,340	Series 2021-ELP-C (1 mo. Term SOFR + 1.43%, 1.32% Floor)	6.76%	(a)	11/15/2038	1,408,364
	Fontainebleau Miami Beach Trust
1,462,000	Series 2019-FBLU-G	4.09%	(a)(j)	12/10/2036	1,414,966
	FS Rialto
1,168,212	Series 2021-FL3-A (1 mo. Term SOFR + 1.36%, 1.36% Floor)	6.69%	(a)	11/16/2036	1,166,941
1,450,000	Series 2022-FL4-AS (30 day avg SOFR US + 2.40%, 2.40% Floor)	7.73%	(a)	01/19/2039	1,452,163
	Granite Point Mortgage Trust, Inc.
1,000,000	Series 2021-FL4-B (1 mo. Term SOFR + 2.06%, 1.95% Floor)	7.41%	(a)	12/15/2036	942,680
	Great Wolf Trust
1,450,000	Series 2024-WOLF-A (1 mo. Term SOFR + 1.54%, 1.54% Floor)	6.87%	(a)	03/15/2039	1,449,178
	GS Mortgage Securities Corp. II
3,558,800	Series 2014-GC24-XA	0.68%	(j)(k)	09/10/2047	175
6,734,890	Series 2015-GS1-XA	0.90%	(j)(k)	11/10/2048	51,851
5,228,796	Series 2016-GS2-XA	1.88%	(j)(k)	05/10/2049	113,745
442,000	Series 2018-GS10-WLSD	5.07%	(a)(j)	03/10/2033	33,529
553,000	Series 2018-GS10-WLSE	5.07%	(a)(j)	03/10/2033	37,594
1,509,000	Series 2018-RIVR-E (1 mo. Term SOFR + 1.85%, 1.80% Floor)	7.18%	(a)	07/15/2035	26,540
850,000	Series 2018-TWR-E (1 mo. Term SOFR + 2.40%, 2.10% Floor)	7.73%	(a)	07/15/2031	240,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
850,000	Series 2018-TWR-F (1 mo. Term SOFR + 3.10%, 2.80% Floor)	8.43%	(a)	07/15/2031	142,800
850,000	Series 2018-TWR-G (1 mo. Term SOFR + 4.22%, 3.93% Floor)	9.55%	(a)	07/15/2031	17,850
	GSCG Trust
2,377,000	Series 2019-600C-E	4.12%	(a)(b)(j)	09/06/2034	192,992
	JP Morgan Chase Commercial Mortgage Securities
1,376,000	Series 2014-C20-C	4.68%	(j)	07/15/2047	1,198,869
4,917,531	Series 2016-JP4-XA	0.71%	(j)(k)	12/15/2049	50,942
766,000	Series 2019-UES-C	4.34%	(a)	05/05/2032	716,526
784,000	Series 2019-UES-D	4.60%	(a)(j)	05/05/2032	734,171
915,000	Series 2019-UES-E	4.60%	(a)(j)	05/05/2032	861,024
960,000	Series 2019-UES-F	4.60%	(a)(j)	05/05/2032	901,812
1,049,000	Series 2019-UES-G	4.60%	(a)(j)	05/05/2032	983,208
	JPMBB Commercial Mortgage Securities Trust
13,408	Series 2014-C18-XA	0.43%	(j)(k)	02/15/2047	–
2,973,000	Series 2014-C21-C	4.82%	(j)	08/15/2047	2,833,722
100,000	Series 2014-C23-C	4.60%	(j)	09/15/2047	96,883
1,115,000	Series 2015-C29-C	4.33%	(j)	05/15/2048	1,025,821
2,909,616	Series 2015-C29-XA	0.68%	(j)(k)	05/15/2048	10,352
3,804,062	Series 2015-C31-XA	0.96%	(j)(k)	08/15/2048	24,613
470,000	Series 2015-C33-C	4.79%	(j)	12/15/2048	423,861
	KREF
1,776,399	Series 2021-FL2-A (1 mo. Term SOFR + 1.18%, 1.07% Floor)	6.51%	(a)	02/15/2039	1,755,160
1,350,000	Series 2021-FL2-B (1 mo. Term SOFR + 1.76%, 1.65% Floor)	7.09%	(a)	02/15/2039	1,300,217
1,700,000	Series 2022-FL3-A (1 mo. Term SOFR + 1.45%, 1.45% Floor)	6.79%	(a)	02/17/2039	1,695,014
	Ladder Capital Commercial Mortgage Securities LLC
2,532,000	Series 2017-LC26-C	4.71%	(a)	07/12/2050	2,234,225
	LFT CRE Ltd.
1,470,000	Series 2021-FL1-B (1 mo. Term SOFR + 1.86%, 1.86% Floor)	7.19%	(a)	06/15/2039	1,445,238
	LSTAR Commercial Mortgage Trust
2,327,957	Series 2016-4-XA	1.83%	(a)(j)(k)	03/10/2049	33,176
11,324,424	Series 2017-5-X	0.99%	(a)(j)(k)	03/10/2050	181,004
	Lument Finance Trust, Inc.
1,532,362	Series 2021-FL1-A (1 mo. Term SOFR + 1.28%, 1.28% Floor)	6.61%	(a)	06/15/2039	1,534,664
	Med Trust
1,492,836	Series 2021-MDLN-C (1 mo. Term SOFR + 1.91%, 1.80% Floor)	7.24%	(a)	11/15/2038	1,493,931
	Merit 2020
670,000	Series 2021-STOR-C (1 mo. Term SOFR + 1.16%, 1.05% Floor)	6.49%	(a)	07/15/2038	666,104
	MF1 Multifamily Housing Mortgage Loan Trust
1,487,000	Series 2021-FL7-B (1 mo. Term SOFR + 1.86%, 1.75% Floor)	7.20%	(a)	10/16/2036	1,452,790
1,950,000	Series 2021-FL7-C (1 mo. Term SOFR + 2.16%, 2.05% Floor)	7.50%	(a)	10/16/2036	1,887,797
1,500,000	Series 2023-FL12-C (1 mo. Term SOFR + 3.78%, 3.78% Floor)	9.12%	(a)	10/19/2038	1,510,695
1,380,000	Series 2024-FL14-A (1 mo. Term SOFR + 1.74%, 1.74% Floor)	7.08%	(a)	03/19/2039	1,384,365
1,500,000	Series 2024-FL15-B (1 mo. Term SOFR + 2.49%, 2.49% Floor)	7.79%	(a)	08/18/2041	1,496,250
	MFT Trust
2,538,000	Series 2020-ABC-D	3.59%	(a)(j)	02/10/2042	1,372,447
	Morgan Stanley Bank of America Merrill Lynch Trust
100,000	Series 2014-C18-C	4.56%	(j)	10/15/2047	96,556
274,000	Series 2015-C27-C	4.64%	(j)	12/15/2047	257,754
	Morgan Stanley Capital I, Inc.
2,489,000	Series 2019-NUGS-F (1 mo. Term SOFR + 2.96%, 4.34% Floor)	8.29%	(a)(b)	12/15/2036	380,807
	Natixis Commercial Mortgage Securities Trust
1,919,000	Series 2018-FL1-C (Prime Rate + 0.00%, 0.00% Floor)	8.50%	(a)	06/15/2035	816,959
1,183,000	Series 2020-2PAC-AMZ1	3.62%	(a)(b)(j)	01/15/2037	1,053,115
685,000	Series 2020-2PAC-AMZ2	3.62%	(a)(j)	01/15/2037	564,825
639,000	Series 2020-2PAC-AMZ3	3.62%	(a)(b)(j)	01/15/2037	473,111
	One New York Plaza Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
1,500,000	Series 2020-1NYP-C (1 mo. Term SOFR + 2.31%, 2.20% Floor)	7.64%	(a)	01/15/2036	1,396,427
	Ready Capital Corp.
700,000	Series 2021-FL5-D (1 mo. Term SOFR + 3.11%, 3.00% Floor)	8.46%	(a)	04/25/2038	691,129
980,000	Series 2023-FL12-AS (1 mo. Term SOFR + 3.20%, 3.20% Floor)	8.54%	(a)	05/25/2038	989,887
	Rialto Real Estate Fund LP
1,480,000	Series 2022-FL8-A (1 mo. Term SOFR + 2.25%, 2.25% Floor)	7.58%	(a)	01/19/2037	1,485,617
	RLGH Trust
1,650,000	Series 2021-TROT-D (1 mo. Term SOFR + 1.83%, 1.71% Floor)	7.16%	(a)	04/15/2036	1,621,299
	Soho Trust
2,874,000	Series 2021-SOHO-B	2.79%	(a)(j)	08/10/2038	1,889,804
	Starwood Property Mortgage Trust
1,061,000	Series 2019-FL1-D (1 mo. Term SOFR + 2.46%, 2.46% Floor)	7.79%	(a)	07/15/2038	1,002,292
	TPG Real Estate Finance Issuer Ltd.
1,160,000	Series 2021-FL4-B (1 mo. Term SOFR + 1.96%, 1.85% Floor)	7.29%	(a)	03/15/2038	1,112,441
1,500,000	Series 2022-FL5-AS (1 mo. Term SOFR + 2.15%, 2.15% Floor)	7.48%	(a)	02/15/2039	1,479,876
	UBS Commercial Mortgage Trust
1,097,000	Series 2018-C8-C	4.84%	(j)	02/15/2051	938,405
12,593,400	Series 2018-C8-XA	0.96%	(j)(k)	02/15/2051	315,018
	VMC Finance LLC
1,321,442	Series 2019-FL3-D (1 mo. Term SOFR + 2.76%, 2.65% Floor)	8.09%	(a)	09/15/2036	1,290,049
	WF-RBS Commercial Mortgage Trust
992,564	Series 2014-C21-XA	0.98%	(j)(k)	08/15/2047	61
	Total Non-Agency Commercial Mortgage Backed Obligations (Cost $118,070,389)				89,311,224
NON-AGENCY RESIDENTIAL COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
	ACE Securities Corp.
2,656,546	Series 2007-HE1-A2A (1 mo. Term SOFR + 0.29%, 0.18% Floor)	5.64%		01/25/2037	1,569,662
1,078,274	Series 2007-HE1-A2D (1 mo. Term SOFR + 0.61%, 0.50% Floor)	5.96%		01/25/2037	637,086
	AMSR Trust
1,000,000	Series 2020-SFR4-E1	2.21%	(a)	11/17/2037	944,960
5,122,000	Series 2021-SFR3-G	3.80%	(a)	10/17/2038	4,664,807
	APS Resecuritization Trust
7,618,346	Series 2015-3-1MZ (12 Month US Treasury Average + 0.96%, 0.96% Floor)	4.48%	(a)	10/27/2046	6,539,219
	Asset Backed Securities Corp. Home Equity
1,554,947	Series 2007-HE2-A4 (1 mo. Term SOFR + 0.34%, 0.23% Floor)	5.69%		05/25/2037	1,072,427
	Bear Stearns Adjustable Rate Mortgage Trust
924,363	Series 2006-2-2A1	4.54%	(j)	07/25/2036	769,531
	Bear Stearns Alt-A Trust
664,126	Series 2006-4-22A1	4.32%	(j)	08/25/2036	468,766
	Chase Mortgage Finance Corp.
1,954,396	Series 2007-S4-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor, 6.00% Cap)	6.00%		06/25/2037	628,404
	Citimortgage Alternative Loan Trust
556,814	Series 2007-A5-1A10	5.75%		05/25/2037	486,269
	Countrywide Alternative Loan Trust
219,134	Series 2005-75CB-A3	5.50%		01/25/2036	148,282
525,617	Series 2006-23CB-2A2	6.50%		08/25/2036	160,350
3,276,369	Series 2006-6CB-2A10	6.00%		05/25/2036	1,323,915
1,915,765	Series 2006-OA6-1A1A (1 mo. Term SOFR + 0.53%, 0.42% Floor)	5.88%		07/25/2046	1,678,581
285,540	Series 2007-15CB-A7	6.00%		07/25/2037	167,634
472,171	Series 2008-1R-2A3	6.00%		08/25/2037	245,842
	Countrywide Home Loan Mortgage Pass Through Trust
107,843	Series 2005-HYB9-3A2A (12 mo. Term SOFR + 2.47%, 1.75% Floor, 11.00% Cap)	7.88%		02/20/2036	89,802

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
248,078	Series 2007-14-A15	6.50%		09/25/2037	141,142
4,858,100	Series 2007-14-A19	6.00%		09/25/2037	2,565,009
2,983,119	Series 2007-9-A13	5.75%		07/25/2037	1,477,131
323,600	Series 2007-HY1-1A1	4.40%	(j)	04/25/2037	288,771
	Credit Suisse First Boston Mortgage Securities Corp.
387,508	Series 2005-10-6A9	5.50%		11/25/2035	140,072
158,492	Series 2005-9-5A9	5.50%		10/25/2035	81,614
	Credit Suisse Mortgage Capital Certificates
566,697	Series 2011-12R-3A5	5.31%	(a)(j)	07/27/2036	552,027
7,700,000	Series 2020-RPL6-A2	3.43%	(a)(j)	03/25/2059	7,239,367
1,500,000	Series 2021-NQM6-B1	3.29%	(a)(j)	07/25/2066	979,682
	CSAB Mortgage Backed Trust
264,139	Series 2006-2-A5A	6.58%	(e)	09/25/2036	77,496
	DB US Financial Markets Holding Corp.
96,976	Series 2014-RS1-1A2	6.50%	(a)(j)	07/27/2037	79,172
	Deutsche ALT-A Securities, Inc.
167,088	Series 2006-AB4-A1A	6.01%	(j)	10/25/2036	137,892
	Fannie Mae Connecticut Avenue Securities
6,200,000	Series 2024-R01-1M2 (30 day avg SOFR US + 1.80%, 1.80% Floor)	7.14%	(a)	01/25/2044	6,294,238
	FirstKey Homes Trust
6,452,000	Series 2021-SFR1-F1	3.24%	(a)	08/17/2038	5,865,364
	FMC GMSR Issuer Trust
8,000,000	Series 2021-GT1-A	3.62%	(a)(j)	07/25/2026	7,176,160
	Freddie Mac Structured Agency Credit Risk Debt Notes
4,300,000	Series 2024-DNA1-M2 (30 day avg SOFR US + 1.95%, 0.00% Floor)	7.29%	(a)	02/25/2044	4,349,515
	GCAT
500,000	Series 2019-NQM3-B1	3.95%	(a)(j)	11/25/2059	409,731
	Home Partners of America Trust
6,421,180	Series 2019-2-F	3.87%	(a)	10/19/2039	5,785,331
	Impac Secured Assets CMN Owner Trust
682,028	Series 2006-5-1A1C (1 mo. Term SOFR + 0.65%, 0.54% Floor, 11.50% Cap)	6.00%		02/25/2037	604,111
	JP Morgan Mortgage Trust
403,562	Series 2005-S3-1A2	5.75%		01/25/2036	178,939
289,367	Series 2007-A2-4A1M	4.54%	(j)	04/25/2037	227,001
	Legacy Mortgage Asset Trust
3,395,183	Series 2021-GS1-A2	6.84%	(a)(e)	10/25/2066	3,410,412
	Lehman Mortgage Trust
105,576	Series 2006-1-1A3	5.50%		02/25/2036	50,170
	LoanDepot GMSR Master Trust
3,000,000	Series 2018-GT1-A (1 mo. Term SOFR + 3.66%, 2.80% Floor)	8.99%	(a)	10/16/2025	2,971,740
	Mastr Adjustable Rate Mortgages Trust
68,549	Series 2006-2-2A1	6.17%	(j)	04/25/2036	34,429
	Merrill Lynch Alternative Note Asset
261,697	Series 2007-F1-2A7	6.00%		03/25/2037	90,800
	Merrill Lynch Mortgage Investors, Inc.
539,526	Series 2006-AF1-AF2C	6.25%		08/25/2036	212,710
	Morgan Stanley Mortgage Loan Trust
4,431,847	Series 2005-7-3A1	4.66%	(j)	11/25/2035	2,479,910
70,941	Series 2005-7-4A1	5.50%		11/25/2035	42,897
278,526	Series 2006-2-7A1	5.47%	(j)	02/25/2036	158,776
431,343	Series 2007-8XS-A1	5.75%	(j)	04/25/2037	204,552
	Morgan Stanley Resecuritization Trust
7,240,614	Series 2013-R7-8B (12 Month US Treasury Average + 0.96%, 0.96% Floor)	6.07%	(a)(b)	12/26/2046	6,747,827
	New Century Home Equity Loan Trust
1,065,091	Series 2006-1-A2B (1 mo. Term SOFR + 0.47%, 0.36% Floor, 12.50% Cap)	5.82%		05/25/2036	1,049,253
	Novastar Home Equity Loan
9,584,844	Series 2006-3-A2C (1 mo. Term SOFR + 0.43%, 0.32% Floor, 11.00% Cap)	5.78%		10/25/2036	4,039,990
	PennyMac Mortgage Investment Trust

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
355,331	Series 2019-3R-A (30 day avg SOFR US + 3.81%, 2.70% Floor)	9.15%	(a)	10/27/2024	355,568
500,000	Series 2021-FT1-A (1 mo. Term SOFR + 3.11%, 3.12% Floor)	8.46%	(a)	03/25/2026	506,319
	Progress Residential Trust
1,100,000	Series 2021-SFR1-G	3.86%	(a)	04/17/2038	1,017,825
7,500,000	Series 2021-SFR2-F	3.40%	(a)	04/19/2038	6,930,115
8,100,000	Series 2021-SFR3-F	3.44%	(a)	05/17/2026	7,483,957
6,000,000	Series 2024-SFR3-E1	4.00%	(a)	06/17/2041	5,359,758
	RALI Trust
253,695	Series 2006-QS12-2A3	6.00%		09/25/2036	204,536
	Residential Asset Securitization Trust
1,488,931	Series 2005-A15-5A2	5.75%		02/25/2036	526,766
344,922	Series 2006-A2-A11	6.00%		01/25/2046	137,990
	Residential Mortgage Loan Trust
5,750,000	Series 2020-1-B1	3.95%	(a)(j)	01/26/2060	5,262,237
	RFMSI Trust
2,491,062	Series 2006-S8-A10	6.00%		09/25/2036	1,891,438
	Soundview Home Equity Loan Trust
4,315,718	Series 2007-OPT1-2A2 (1 mo. Term SOFR + 0.26%, 0.15% Floor)	5.61%		06/25/2037	2,799,692
	Starwood Mortgage Residential Trust
1,116,000	Series 2019-INV1-B1	3.66%	(a)(j)	09/27/2049	996,634
	Structured Adjustable Rate Mortgage Loan Trust
508,983	Series 2005-22-4A1	5.24%	(j)	12/25/2035	454,964
	Structured Asset Securities Corp.
6,944,293	Series 2007-OSI-A4 (1 mo. Term SOFR + 0.31%, 0.20% Floor)	5.66%		06/25/2037	4,409,924
4,978,975	Series 2007-RF1-1A (1 mo. Term SOFR + 0.30%, 0.19% Floor)	5.65%	(a)	03/25/2037	4,004,738
	TBW Mortgage Backed Pass Through Certificates
13,362,543	Series 2006-3-4A1 (1 mo. Term SOFR + 0.51%, 0.40% Floor, 7.50% Cap)	5.86%		07/25/2036	1,157,084
13,362,629	Series 2006-3-4A3 (-1 x 1 mo. Term SOFR + 6.99%, 0.00% Floor, 7.10% Cap)	1.64%	(k)(l)	07/25/2036	581,047
	Tricon American Homes Trust
5,000,000	Series 2019-SFR1-F	3.75%	(a)	03/17/2038	4,793,040
	Velocity Commercial Capital Loan Trust
1,178,541	Series 2018-2-M2	4.51%	(a)(j)	10/26/2048	1,065,922
299,563	Series 2018-2-M3	4.72%	(a)(j)	10/26/2048	260,951
1,010,284	Series 2019-1-M5	5.70%	(a)(j)	03/25/2049	864,784
1,303,224	Series 2019-2-M4	3.99%	(a)(j)	07/25/2049	1,117,317
	Verus Securitization Trust
3,100,000	Series 2019-INV3-B1	3.73%	(a)(j)	11/25/2059	2,735,872
2,600,000	Series 2021-3-B1	3.20%	(a)(j)	06/25/2066	1,822,188
5,000,000	Series 2021-7-B1	4.14%	(a)(j)	10/25/2066	3,757,659
3,000,000	Series 2021-R2-B1	3.25%	(a)(j)	02/25/2064	2,204,456
	WaMu Mortgage Pass Through Certificates
722,645	Series 2007-HY6-2A2	4.19%	(j)	06/25/2037	604,938
	Washington Mutual Alternative Mortgage Pass-Through Certificates
461,358	Series 2006-2-4CB	6.00%		03/25/2036	430,177
	Wells Fargo Alternative Loan Trust
221,472	Series 2007-PA5-1A1	6.25%		11/25/2037	188,095
	Wells Fargo Home Equity Trust
4,534,286	Series 2007-2-A4 (1 mo. Term SOFR + 0.71%, 0.60% Floor)	6.06%		04/25/2037	3,176,212
	Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $188,943,551)				154,840,971
US CORPORATE BONDS - 3.8%
215,000	AAR Escrow Issuer LLC	6.75%	(a)	03/15/2029	219,362
425,000	Academy Ltd.	6.00%	(a)	11/15/2027	418,889
275,000	Acuris Finance US, Inc. / Acuris Finance SARL	5.00%	(a)	05/01/2028	244,505

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
90,000	Acushnet Co.	7.38%	(a)	10/15/2028	93,339
110,000	AdaptHealth LLC	5.13%	(a)	03/01/2030	96,326
450,000	Advanced Drainage Systems, Inc.	6.38%	(a)	06/15/2030	452,052
430,000	Aethon United BR LP / Aethon United Finance Corp.	8.25%	(a)	02/15/2026	435,046
185,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	6.75%	(a)	10/15/2027	182,644
80,000	Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer	7.00%	(a)	01/15/2031	80,884
200,000	Allied Universal Holdco LLC	7.88%	(a)	02/15/2031	200,700
70,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.63%	(a)	07/15/2026	69,853
200,000	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.00%	(a)	06/01/2029	175,271
60,000	AMC Entertainment Holdings, Inc.	7.50%	(a)	02/15/2029	40,707
205,000	American Airlines, Inc.	8.50%	(a)	05/15/2029	213,116
100,000	American Axle & Manufacturing, Inc.	5.00%		10/01/2029	91,803
185,000	AmWINS Group, Inc.	4.88%	(a)	06/30/2029	172,358
239,000	Antero Midstream Partners LP / Antero Midstream Finance Corp.	5.75%	(a)	03/01/2027	237,219
60,000	Arsenal AIC Parent LLC	8.00%	(a)	10/01/2030	63,039
95,000	Artera Services LLC	8.50%	(a)	02/15/2031	97,874
145,000	Ashton Woods USA LLC / Ashton Woods Finance Co.	4.63%	(a)	04/01/2030	129,765
170,000	AssuredPartners, Inc.	5.63%	(a)	01/15/2029	159,166
165,000	AthenaHealth Group, Inc.	6.50%	(a)	02/15/2030	152,061
230,000	Bausch + Lomb Corp.	8.38%	(a)	10/01/2028	235,750
75,000	Bausch Health Americas, Inc.	8.50%	(a)	01/31/2027	52,244
175,000	Bausch Health Cos., Inc.	4.88%	(a)	06/01/2028	131,170
50,000	Bausch Health Cos., Inc.	5.25%	(a)	01/30/2030	23,487
15,000	Bausch Health Cos., Inc.	14.00%	(a)	10/15/2030	11,625
250,000	BCPE Empire Holdings, Inc.	7.63%	(a)	05/01/2027	242,488
180,000	Beacon Roofing Supply, Inc.	6.50%	(a)	08/01/2030	181,774
220,000	Blue Racer Midstream LLC / Blue Racer Finance Corp.	7.25%	(a)	07/15/2032	226,336
25,000	Boxer Parent Co., Inc.	7.13%	(a)	10/02/2025	25,085
115,000	Brand Industrial Services, Inc.	10.38%	(a)	08/01/2030	124,424
315,000	Buckeye Partners LP	6.88%	(a)	07/01/2029	316,383
265,000	Builders FirstSource, Inc.	6.38%	(a)	03/01/2034	262,684
385,000	Caesars Entertainment, Inc.	6.50%	(a)	02/15/2032	387,140
210,000	Calpine Corp.	4.50%	(a)	02/15/2028	199,693
210,000	Calpine Corp.	4.63%	(a)	02/01/2029	195,019
340,000	Carnival Corp.	5.75%	(a)	03/01/2027	336,106
130,000	Carnival Corp.	7.00%	(a)	08/15/2029	134,838
40,000	Castle US Holding Corp.	9.50%	(a)	02/15/2028	19,033
50,000	Catalent Pharma Solutions, Inc.	3.50%	(a)	04/01/2030	47,925
230,000	CCO Holdings LLC / CCO Holdings Capital Corp.	5.13%	(a)	05/01/2027	221,020
355,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%	(a)	03/01/2030	307,702
200,000	CCO Holdings LLC / CCO Holdings Capital Corp.	4.75%	(a)	02/01/2032	163,939
235,000	Cedar Fair LP	5.25%		07/15/2029	225,632
145,000	Central Parent LLC / CDK Global II LLC / CDK Financing Co., Inc.	8.00%	(a)	06/15/2029	147,344
160,000	Chord Energy Corp.	6.38%	(a)	06/01/2026	160,091
140,000	CHS/Community Health Systems, Inc.	6.00%	(a)	01/15/2029	123,676
55,000	CHS/Community Health Systems, Inc.	6.88%	(a)	04/15/2029	42,125
145,000	CHS/Community Health Systems, Inc.	4.75%	(a)	02/15/2031	114,141
125,000	Civitas Resources, Inc.	8.38%	(a)	07/01/2028	131,135
140,000	Clarios Global LP / Clarios US Finance Co.	6.75%	(a)	05/15/2028	141,813
90,000	Clarivate Science Holdings Corp.	4.88%	(a)	07/01/2029	83,613
60,000	Clear Channel Outdoor Holdings, Inc.	9.00%	(a)	09/15/2028	62,874
95,000	Clear Channel Outdoor Holdings, Inc.	7.50%	(a)	06/01/2029	79,479
305,000	Clearway Energy Operating LLC	4.75%	(a)	03/15/2028	291,652
135,000	Cloud Software Group, Inc.	6.50%	(a)	03/31/2029	129,743
90,000	Cloud Software Group, Inc.	9.00%	(a)	09/30/2029	87,390
205,000	CNX Midstream Partners LP	4.75%	(a)	04/15/2030	184,906
185,000	CNX Resources Corp.	6.00%	(a)	01/15/2029	181,184
90,000	Coherent Corp.	5.00%	(a)	12/15/2029	85,267
65,000	CommScope Technologies LLC	5.00%	(a)	03/15/2027	27,005
65,000	CommScope, Inc.	4.75%	(a)	09/01/2029	45,163
140,000	Consolidated Communications, Inc.	5.00%	(a)	10/01/2028	115,946

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
120,000	Cornerstone Building Brands, Inc.	6.13%	(a)	01/15/2029	98,973
285,000	Coty, Inc.	5.00%	(a)	04/15/2026	281,460
195,000	Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC	6.63%	(a)	07/15/2030	198,040
110,000	Cougar JV Subsidiary LLC	8.00%	(a)	05/15/2032	113,836
470,000	CQP Holdco LP / BIP-V Chinook Holdco LLC	5.50%	(a)	06/15/2031	445,860
230,000	CSC Holdings LLC	6.50%	(a)	02/01/2029	168,076
245,000	CSC Holdings LLC	5.75%	(a)	01/15/2030	92,678
115,000	CVR Partners LP / CVR Nitrogen Finance Corp.	6.13%	(a)	06/15/2028	110,587
100,000	Dana, Inc.	5.38%		11/15/2027	97,854
65,000	Dana, Inc.	4.25%		09/01/2030	56,811
135,000	Dealer Tire LLC / DT Issuer LLC	8.00%	(a)	02/01/2028	130,507
190,000	Directv Financing LLC / Directv Financing Co.-Obligor, Inc.	5.88%	(a)	08/15/2027	178,870
200,000	DISH DBS Corp.	5.75%	(a)	12/01/2028	139,038
110,000	DISH DBS Corp.	5.13%		06/01/2029	43,679
140,000	Dornoch Debt Merger Sub, Inc.	6.63%	(a)	10/15/2029	119,210
245,000	Dun & Bradstreet Corp.	5.00%	(a)	12/15/2029	227,742
115,000	Embarq Corp.	8.00%		06/01/2036	15,098
320,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.63%	(a)	12/15/2030	322,897
225,000	EMRLD Borrower LP / Emerald Co.-Issuer, Inc.	6.75%	(a)	07/15/2031	227,953
85,000	Energizer Holdings, Inc.	6.50%	(a)	12/31/2027	84,979
320,000	Everi Holdings, Inc.	5.00%	(a)	07/15/2029	315,005
180,000	Ferrellgas LP / Ferrellgas Finance Corp.	5.38%	(a)	04/01/2026	176,221
145,000	Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc.	6.75%	(a)	01/15/2030	127,447
200,000	Fortrea Holdings, Inc.	7.50%	(a)	07/01/2030	198,967
245,000	Fortress Transportation and Infrastructure Investors LLC	7.88%	(a)	12/01/2030	256,653
165,000	Frontier Communications Holdings LLC	5.00%	(a)	05/01/2028	155,615
208,218	Frontier Communications Holdings LLC	5.88%		11/01/2029	181,612
115,000	Full House Resorts, Inc.	8.25%	(a)	02/15/2028	110,560
150,000	Gates Corp./DE	6.88%	(a)	07/01/2029	152,804
445,000	Genesee & Wyoming, Inc.	6.25%	(a)	04/15/2032	443,889
95,000	Goodyear Tire & Rubber Co.	5.25%		07/15/2031	86,577
80,000	GrafTech Finance, Inc.	4.63%	(a)	12/15/2028	50,809
110,000	Gray Television, Inc.	10.50%	(a)	07/15/2029	110,700
210,000	Griffon Corp.	5.75%		03/01/2028	202,815
112,043	Gulfport Energy Corp.	8.00%	(a)	05/17/2026	113,406
362	Gulfport Energy Corp.	8.00%		05/17/2026	366
305,000	Harvest Midstream I LP	7.50%	(a)	05/15/2032	309,996
315,000	Helios Software Holdings, Inc. / ION Corporate Solutions Finance Sarl	4.63%	(a)	05/01/2028	281,617
140,000	Hess Midstream Operations LP	5.50%	(a)	10/15/2030	135,373
130,000	H-Food Holdings LLC / Hearthside Finance Co., Inc.	8.50%	(a)	06/01/2026	9,750
110,000	Hightower Holding LLC	6.75%	(a)	04/15/2029	103,023
195,000	Hilcorp Energy I LP / Hilcorp Finance Co.	6.25%	(a)	11/01/2028	192,738
40,000	Hilcorp Energy I LP / Hilcorp Finance Co.	8.38%	(a)	11/01/2033	42,660
195,000	HUB International Ltd.	7.25%	(a)	06/15/2030	200,041
180,000	Icahn Enterprises LP / Icahn Enterprises Finance Corp.	5.25%		05/15/2027	169,114
200,000	Illuminate Buyer LLC / Illuminate Holdings IV, Inc.	9.00%	(a)	07/01/2028	201,804
335,000	Installed Building Products, Inc.	5.75%	(a)	02/01/2028	327,985
195,000	Iron Mountain, Inc.	7.00%	(a)	02/15/2029	198,627
115,000	Iron Mountain, Inc.	4.50%	(a)	02/15/2031	103,903
225,000	JELD-WEN, Inc.	4.88%	(a)	12/15/2027	212,756
320,000	Kodiak Gas Services LLC	7.25%	(a)	02/15/2029	328,279
70,000	LBM Acquisition LLC	6.25%	(a)	01/15/2029	61,942
200,000	Leeward Renewable Energy Operations LLC	4.25%	(a)	07/01/2029	178,927
215,000	Legacy LifePoint Health LLC	4.38%	(a)	02/15/2027	205,558
220,000	Legends Hospitality Holding Co. LLC / Legends Hospitality Co.-Issuer, Inc.	5.00%	(a)	02/01/2026	218,186
200,000	Level 3 Financing, Inc.	10.50%	(a)	04/15/2029	200,499
115,000	Level 3 Financing, Inc.	3.75%	(a)	07/15/2029	36,225
75,000	Level 3 Financing, Inc.	4.50%	(a)	04/01/2030	41,140
150,000	LFS Topco LLC	5.88%	(a)	10/15/2026	138,518

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
280,000	LifePoint Health, Inc.	10.00%	(a)	06/01/2032	286,626
220,000	Light & Wonder International, Inc.	7.25%	(a)	11/15/2029	224,859
55,000	Lions Gate Capital Holdings LLC	5.50%	(a)	04/15/2029	35,612
95,000	Live Nation Entertainment, Inc.	6.50%	(a)	05/15/2027	95,629
460,000	M/I Homes, Inc.	4.95%		02/01/2028	444,002
135,000	Macy’s Retail Holdings LLC	5.88%	(a)	04/01/2029	131,136
160,000	Madison IAQ LLC	4.13%	(a)	06/30/2028	149,357
245,000	Madison IAQ LLC	5.88%	(a)	06/30/2029	228,180
180,000	Matador Resources Co.	6.50%	(a)	04/15/2032	180,147
210,000	Match Group Holdings II LLC	5.00%	(a)	12/15/2027	201,521
220,000	Mativ Holdings, Inc.	6.88%	(a)	10/01/2026	218,831
190,000	Mavis Tire Express Services Topco Corp.	6.50%	(a)	05/15/2029	177,291
70,000	McAfee Corp.	7.38%	(a)	02/15/2030	64,718
120,000	McGraw-Hill Education, Inc.	5.75%	(a)	08/01/2028	115,828
345,000	Medline Borrower LP	5.25%	(a)	10/01/2029	329,510
135,000	Medline Borrower LP/Medline Co.-Issuer, Inc.	6.25%	(a)	04/01/2029	136,697
150,000	Michaels Cos., Inc.	5.25%	(a)	05/01/2028	120,171
145,000	Michaels Cos., Inc.	7.88%	(a)	05/01/2029	93,217
160,000	Midwest Gaming Borrower LLC / Midwest Gaming Finance Corp.	4.88%	(a)	05/01/2029	149,168
220,000	Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC	6.75%	(a)	04/01/2032	221,702
150,000	ModivCare Escrow Issuer, Inc.	5.00%	(a)	10/01/2029	105,855
65,000	Nabors Industries Ltd.	7.25%	(a)	01/15/2026	65,993
130,000	Nabors Industries, Inc.	9.13%	(a)	01/31/2030	134,782
230,000	Nationstar Mortgage Holdings, Inc.	6.00%	(a)	01/15/2027	227,765
275,000	Nationstar Mortgage Holdings, Inc.	5.75%	(a)	11/15/2031	258,713
150,000	Navient Corp.	5.00%		03/15/2027	143,345
255,000	NCL Corp. Ltd.	5.88%	(a)	03/15/2026	252,280
155,000	NCL Corp. Ltd.	8.38%	(a)	02/01/2028	162,091
85,000	News Corp.	5.13%	(a)	02/15/2032	80,685
165,000	NGL Energy Operating LLC / NGL Energy Finance Corp.	8.13%	(a)	02/15/2029	168,247
200,000	Olympus Water US Holding Corp.	9.75%	(a)	11/15/2028	211,843
60,000	OneMain Finance Corp.	7.13%		03/15/2026	61,017
220,000	OneMain Finance Corp.	6.63%		01/15/2028	220,998
265,000	OneMain Finance Corp.	7.50%		05/15/2031	268,376
190,000	Outfront Media Capital LLC / Outfront Media Capital Corp.	7.38%	(a)	02/15/2031	197,967
225,000	Owens & Minor, Inc.	6.63%	(a)	04/01/2030	204,780
170,000	Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer, Inc.	4.38%	(a)	10/15/2028	158,889
170,000	Panther Escrow Issuer LLC	7.13%	(a)	06/01/2031	172,075
310,000	Park Intermediate Holdings LLC / PK Domestic Property LLC / PK Finance Co.-Issuer	7.00%	(a)	02/01/2030	313,954
80,000	PBF Holding Co. LLC / PBF Finance Corp.	6.00%		02/15/2028	78,070
35,000	PECF USS Intermediate Holding III Corp.	8.00%	(a)	11/15/2029	14,925
75,000	Penn Entertainment, Inc.	4.13%	(a)	07/01/2029	64,381
110,000	PennyMac Financial Services, Inc.	4.25%	(a)	02/15/2029	100,134
120,000	PennyMac Financial Services, Inc.	7.88%	(a)	12/15/2029	123,834
190,000	Permian Resources Operating LLC	7.00%	(a)	01/15/2032	195,313
250,000	PetSmart, Inc. / PetSmart Finance Corp.	7.75%	(a)	02/15/2029	243,706
175,000	Pike Corp.	5.50%	(a)	09/01/2028	168,156
100,000	Pike Corp.	8.63%	(a)	01/31/2031	106,057
105,000	Post Holdings, Inc.	5.50%	(a)	12/15/2029	101,381
60,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp.	5.63%	(a)	09/01/2029	43,196
95,000	Prime Security Services Borrower LLC / Prime Finance, Inc.	6.25%	(a)	01/15/2028	93,710
35,000	Radiate Holdco LLC / Radiate Finance, Inc.	4.50%	(a)	09/15/2026	26,710
49,843	Radiology Partners, Inc. 5.00% + 3.50% PIK	7.78%	(a)	01/31/2029	46,790
36,807	Radiology Partners, Inc. 9.78% PIK	9.78%	(a)	02/15/2030	29,492
125,000	Realogy Group LLC / Realogy Co.-Issuer Corp.	5.25%	(a)	04/15/2030	74,739
165,000	Roller Bearing Co. of America, Inc.	4.38%	(a)	10/15/2029	152,045
255,000	Royal Caribbean Cruises Ltd.	5.50%	(a)	08/31/2026	252,331
40,000	Royal Caribbean Cruises Ltd.	7.25%	(a)	01/15/2030	41,442

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
130,000	Royal Caribbean Cruises Ltd.	6.25%	(a)	03/15/2032	131,173
145,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc.	6.63%	(a)	03/01/2030	141,446
210,000	Sealed Air Corp./Sealed Air Corp. US	7.25%	(a)	02/15/2031	216,478
50,000	Service Properties Trust	5.50%		12/15/2027	46,493
50,000	Service Properties Trust	8.88%		06/15/2032	46,677
355,000	Sirius XM Radio, Inc.	5.50%	(a)	07/01/2029	333,742
90,000	Sitio Royalties Operating Partnership LP / Sitio Finance Corp.	7.88%	(a)	11/01/2028	93,128
265,000	Six Flags Entertainment Corp. / Six Flags Theme Parks, Inc.	6.63%	(a)	05/01/2032	269,470
450,000	Sotera Health Holdings LLC	7.38%	(a)	06/01/2031	451,231
120,000	Southwestern Energy Co.	4.75%		02/01/2032	110,466
85,000	Spirit AeroSystems, Inc.	9.75%	(a)	11/15/2030	93,871
250,000	Standard Industries, Inc./NJ	4.38%	(a)	07/15/2030	226,088
50,000	Staples, Inc.	10.75%	(a)	09/01/2029	47,579
140,000	Starwood Property Trust, Inc.	7.25%	(a)	04/01/2029	141,676
330,000	Station Casinos LLC	6.63%	(a)	03/15/2032	328,618
195,000	Suburban Propane Partners LP/Suburban Energy Finance Corp.	5.00%	(a)	06/01/2031	175,773
205,000	SunCoke Energy, Inc.	4.88%	(a)	06/30/2029	185,949
115,000	Sunoco LP / Sunoco Finance Corp.	6.00%		04/15/2027	114,922
40,000	SWF Escrow Issuer Corp.	6.50%	(a)	10/01/2029	21,573
190,000	Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.	7.38%	(a)	02/15/2029	191,072
80,000	Tenet Healthcare Corp.	6.25%		02/01/2027	80,016
85,000	Tenet Healthcare Corp.	6.13%		10/01/2028	84,639
220,000	Tenet Healthcare Corp.	6.13%		06/15/2030	218,789
275,000	Townsquare Media, Inc.	6.88%	(a)	02/01/2026	271,030
205,000	TransDigm, Inc.	5.50%		11/15/2027	201,478
215,000	TransDigm, Inc.	6.88%	(a)	12/15/2030	219,665
104,625	Transocean Poseidon Ltd.	6.88%	(a)	02/01/2027	104,575
70,000	Transocean, Inc.	8.00%	(a)	02/01/2027	69,813
200,000	Trident TPI Holdings, Inc.	12.75%	(a)	12/31/2028	218,690
115,000	Triton Water Holdings, Inc.	6.25%	(a)	04/01/2029	111,015
210,000	UKG, Inc.	6.88%	(a)	02/01/2031	212,780
225,000	United Airlines, Inc.	4.63%	(a)	04/15/2029	209,728
205,000	United Natural Foods, Inc.	6.75%	(a)	10/15/2028	185,268
95,000	Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC	10.50%	(a)	02/15/2028	93,133
160,000	Univision Communications, Inc.	4.50%	(a)	05/01/2029	134,638
90,000	Upbound Group, Inc.	6.38%	(a)	02/15/2029	86,414
195,000	US Foods, Inc.	7.25%	(a)	01/15/2032	202,614
435,000	Vail Resorts, Inc.	6.50%	(a)	05/15/2032	440,474
155,000	Venture Global LNG, Inc.	8.13%	(a)	06/01/2028	159,806
100,000	Venture Global LNG, Inc.	8.38%	(a)	06/01/2031	103,798
90,000	Venture Global LNG, Inc.	9.88%	(a)	02/01/2032	98,015
335,000	Victra Holdings LLC / Victra Finance Corp.	7.75%	(a)	02/15/2026	333,473
230,000	Viking Cruises Ltd.	5.88%	(a)	09/15/2027	227,764
195,000	Viking Cruises Ltd.	9.13%	(a)	07/15/2031	211,356
115,000	Vistra Operations Co. LLC	7.75%	(a)	10/15/2031	119,850
135,000	Vistra Operations Co. LLC	6.88%	(a)	04/15/2032	137,152
90,000	Vital Energy, Inc.	7.88%	(a)	04/15/2032	91,559
100,000	VT Topco, Inc.	8.50%	(a)	08/15/2030	105,122
120,000	Wand NewCo 3, Inc.	7.63%	(a)	01/30/2032	124,036
170,000	WASH Multifamily Acquisition, Inc.	5.75%	(a)	04/15/2026	166,346
240,000	Weatherford International Ltd.	8.63%	(a)	04/30/2030	248,898
30,000	Wheel Pros, Inc.	6.50%	(a)	05/15/2029	6,000
190,000	WR Grace Holdings LLC	5.63%	(a)	08/15/2029	175,323
380,000	XHR LP	4.88%	(a)	06/01/2029	356,464
215,000	XPO, Inc.	7.13%	(a)	06/01/2031	219,863
	Total US Corporate Bonds (Cost $39,996,495)				38,435,556
US GOVERNMENT AND AGENCY MORTGAGE BACKED OBLIGATIONS - 10.1%
	Federal Home Loan Mortgage Corp.
4,813,276	Pool RJ1071	6.00%		03/01/2054	4,873,975

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
4,843,311	Pool SD5141	6.00%		04/01/2054	4,875,244
538,931	Series 3926-HS (-1 x 30 day avg SOFR US + 6.34%, 0.00% Floor, 6.45% Cap)	1.00%	(k)(l)	09/15/2041	57,091
2,241,286	Series 4631-FA (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.50% Cap)	5.95%		11/15/2046	2,210,734
12,791,908	Series 4851-PF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		08/15/2057	12,385,181
1,813,634	Series 4942-FB (30 day avg SOFR US + 0.61%, 0.50% Floor, 6.00% Cap)	5.95%		04/15/2040	1,751,396
10,566,925	Series 4944-F (30 day avg SOFR US + 0.56%, 0.45% Floor, 6.50% Cap)	5.90%		01/25/2050	10,417,539
1,381,936	Series 4981-GF (30 day avg SOFR US + 0.51%, 0.40% Floor, 6.50% Cap)	5.85%		06/25/2050	1,351,573
10,313,224	Series 5142-QI	3.00%	(k)	09/25/2051	1,787,611
7,450,128	Series KF89-AS (30 day avg SOFR US + 0.37%, 0.00% Floor)	5.69%		09/25/2030	7,398,161
	Federal National Mortgage Association
4,799,550	Pool FS6422	6.00%		11/01/2053	4,880,223
2,057,879	Pool FS7738	6.00%		03/01/2054	2,092,471
3,108,000	Pool FS8152	6.00%		06/01/2054	3,131,876
5,895,884	Series 2013-12-FT (30 day avg SOFR US + 0.46%, 0.35% Floor, 6.50% Cap)	5.80%		02/25/2043	5,764,178
7,720,394	Series 2017-11-SK (-1 x 30 day avg SOFR US + 5.94%, 0.00% Floor, 6.05% Cap)	0.60%	(k)(l)	03/25/2047	878,754
3,790,725	Series 2018-86-MF (30 day avg SOFR US + 0.41%, 0.30% Floor, 6.50% Cap)	5.75%		12/25/2048	3,726,081
19,982,636	Series 2019-M7-X	0.44%	(j)(k)	04/25/2029	262,000
7,374,538	Series 2020-54-AS (-1 x 30 day avg SOFR US + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(k)(l)	08/25/2050	825,344
8,750,140	Series 2021-32-AI	3.00%	(k)	05/25/2046	1,002,354
21,916,278	Series 2021-M8-X	0.33%	(j)(k)	11/25/2035	422,007
5,075,596	Series 2022-43-FA (30 day avg SOFR US + 0.55%, 0.55% Floor, 6.00% Cap)	5.89%		07/25/2052	4,773,411
	FREMF Mortgage Trust
639,609	Series 2016-KF18-B (30 day avg SOFR US + 5.61%, 5.50% Floor)	10.94%	(a)	05/25/2026	634,548
372,621	Series 2017-KF27-B (30 day avg SOFR US + 4.46%, 4.35% Floor)	9.79%	(a)	12/25/2026	370,669
700,066	Series 2017-KF30-B (30 day avg SOFR US + 3.36%, 3.25% Floor)	8.69%	(a)	03/25/2027	689,275
1,479,905	Series 2017-KF34-B (30 day avg SOFR US + 2.81%, 2.55% Floor)	8.14%	(a)	08/25/2024	1,478,446
392,798	Series 2018-KF44-B (30 day avg SOFR US + 2.26%, 2.15% Floor)	7.59%	(a)	02/25/2025	388,756
2,245,593	Series 2019-KF71-C (30 day avg SOFR US + 6.11%, 6.00% Floor)	11.44%	(a)	10/25/2029	2,160,089
	Government National Mortgage Association
7,455,915	Series 2019-128-KS (-1 x 1 mo. Term SOFR + 2.74%, 0.00% Floor, 2.85% Cap)	0.00%	(k)(l)	10/20/2049	70,569
6,449,830	Series 2020-104-SB (-1 x 1 mo. Term SOFR + 6.04%, 0.00% Floor, 6.15% Cap)	0.70%	(k)(l)	07/20/2050	786,975
14,033,692	Series 2020-115-YS (-1 x 1 mo. Term SOFR + 4.09%, 0.00% Floor, 4.20% Cap)	0.00%	(k)(l)	08/20/2050	396,970
27,690,408	Series 2020-129-SA (-1 x 1 mo. Term SOFR + 3.64%, 0.00% Floor, 3.75% Cap)	0.00%	(k)(l)	09/20/2050	502,274
34,797,271	Series 2020-146-IJ	2.50%	(k)	10/20/2050	4,063,476
13,942,788	Series 2020-189-SU (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(k)(l)	12/20/2050	1,790,644
7,784,067	Series 2021-1-SH (-1 x 1 mo. Term SOFR + 6.19%, 0.00% Floor, 6.30% Cap)	0.85%	(k)(l)	01/20/2051	970,006
11,475,132	Series 2021-193-DS (-1 x 30 day avg SOFR US + 2.60%, 0.00% Floor, 2.60% Cap)	0.00%	(k)(l)	11/20/2051	77,990
27,132,094	Series 2021-35-IO	1.03%	(j)(k)	12/16/2062	1,998,952
46,984,595	Series 2022-192-IO	0.67%	(j)(k)	09/16/2064	2,820,008
24,510,246	Series 2023-15-IO	0.92%	(j)(k)	08/16/2064	1,788,643
47,033,994	Series 2024-15-BI	0.74%	(j)(k)	10/16/2065	2,913,831

PRINCIPAL AMOUNT $/SHARES	SECURITY DESCRIPTION	RATE	MATURITY	VALUE $
42,605,624	Series 2024-35-IB	0.80%	(j)(k)	07/16/2065	2,885,986
	Total US Government and Agency Mortgage Backed Obligations (Cost $109,106,419)				101,655,311
US GOVERNMENT AND AGENCY OBLIGATIONS - 9.7%
46,200,000	United States Treasury Note/Bond	0.50%		03/31/2025	44,617,562
32,900,000	United States Treasury Note/Bond	0.25%		08/31/2025	31,132,268
23,080,000	United States Treasury Note/Bond	0.75%		04/30/2026	21,469,809
	Total US Government and Agency Obligations (Cost $97,180,046)				97,219,639
COMMON STOCKS - 0.0%(m)
9,228	Flame Aggregator - Series R(b)(n)				55,553
917	Flame Aggregator - Series U(b)(n)				5,520
	Total Common Stocks (Cost $20,803)				61,073
WARRANTS - 0.0%(m)
3,500	Avation PLC, Expires 10/31/2026 at GBP 1.15(n)				1,217
	Total Warrants (Cost $–)				1,217
SHORT TERM INVESTMENTS - 14.5%
24,598,172	First American Government Obligations Fund - U	5.26%	(o)		24,598,172
24,598,172	JPMorgan US Government Money Market Fund - IM	5.26%	(o)		24,598,172
24,598,172	MSILF Government Portfolio - Institutional	5.23%	(o)		24,598,172
73,600,000	United States Treasury Bill	0.00%		09/03/2024	72,914,899
	Total Short Term Investments (Cost $146,710,002)				146,709,415
	Total Investments - 100.4% (Cost $1,097,764,477)				1,010,153,207
	Other Liabilities in Excess of Assets - (0.4)%				(4,001,249)
	NET ASSETS - 100.0%				$1,006,151,958

SECURITY TYPE BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.8%
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
Short Term Investments	14.5%
US Government and Agency Mortgage Backed Obligations	10.1%
US Government and Agency Obligations	9.7%
Bank Loans	9.3%
Non-Agency Commercial Mortgage Backed Obligations	8.9%
Foreign Corporate Bonds	5.1%
Asset Backed Obligations	4.8%
US Corporate Bonds	3.8%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	1.0%
Common Stocks	0.0%	(m)
Warrants	0.0%	(m)
Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

INVESTMENT BREAKDOWN as a % of Net Assets:
Collateralized Loan Obligations	17.8%
Non-Agency Residential Collateralized Mortgage Obligations	15.4%
Short Term Investments	14.5%
US Government and Agency Mortgage Backed Obligations	10.1%
US Government and Agency Obligations	9.7%

Non-Agency Commercial Mortgage Backed Obligations	8.9%
Asset Backed Obligations	4.8%
Healthcare	1.5%
Electronics/Electric	1.5%
Energy	1.4%
Utilities	1.3%
Transportation	1.2%
Banking	1.2%
Hotels/Motels/Inns and Casinos	1.0%
Commercial Services	0.7%
Insurance	0.6%
Mining	0.6%
Industrial Equipment	0.6%
Chemicals/Plastics	0.6%
Retailers (other than Food/Drug)	0.6%
Telecommunications	0.6%
Consumer Products	0.6%
Finance	0.6%
Media	0.5%
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	0.5%
Construction	0.4%
Business Equipment and Services	0.4%
Containers and Glass Products	0.4%
Leisure	0.3%
Aerospace & Defense	0.3%
Technology	0.3%
Building and Development (including Steel/Metals)	0.2%
Beverage and Tobacco	0.2%
Diversified Manufacturing	0.2%
Automotive	0.2%
Chemical Products	0.2%
Real Estate	0.2%
Pharmaceuticals	0.1%
Food Products	0.1%
Conglomerates	0.1%
Financials	0.0%	(m)
Pulp & Paper	0.0%	(m)
Consumer Staples	0.0%	(m)
Food Service	0.0%	(m)
Financial Intermediaries	0.0%	(m)
Other Assets and Liabilities	(0.4)%
Net Assets	100.0%

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.
(b)	Value determined using significant unobservable inputs.
(c)	Principal only security
(d)	Security pays interest at rates that represent residual cashflows available after more senior tranches have been paid. The interest rate disclosed reflects the estimated rate in effect as of period end.
(e)	Step Bond; Coupon rate changes based on a predetermined schedule or event. The interest rate shown is the rate in effect as of period end.
(f)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(g)	Security is in default or has failed to make a scheduled payment. Income is not being accrued.
(h)	Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of period end.
(i)	Perpetual maturity. The date disclosed is the next call date of the security.

(j)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of period end.
(k)	Interest only security
(l)	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.
(m)	Represents less than 0.05% of net assets.
(n)	Non-income producing security.
(o)	Seven-day yield as of period end.

CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rate
PIK	A payment-in-kind security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
SOFR	Secured Overnight Financing Rate

GBP	British Pound

Notes to Schedule of Investments

June 30, 2024 (Unaudited)

1. Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

• Level 1—Unadjusted quoted market prices in active markets for identical securities

• Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

• Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Valuations for domestic and foreign fixed income securities are normally determined on the basis of evaluations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income Class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports
Bank Loans	Standard inputs

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Common stocks, exchange-traded funds and financial derivative instruments, such as futures contracts or options contracts, that are traded on a national securities or commodities exchange, are typically valued at the last reported sales price, in the case of common stocks and exchange-traded funds, or, in the case of futures contracts or options contracts, the settlement price determined by the relevant exchange. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as forward currency exchange contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of valuations obtained from counterparties, published index closing levels or evaluated prices supplied by independent pricing services, some or all of which may be based on market data from trading on exchanges that closed significantly before the time as of which a Fund calculates its NAV. Forward foreign currency contracts are generally valued based on rates provided by independent data providers. Exchange traded futures and options on futures are generally valued at the settlement price determined by the relevant exchange on which they principally trade, and exchange traded options are generally valued at the last trade price on the exchange on which they principally trade. A Fund does not normally take into account trading, clearances or settlements that take place after the close of the principal exchange or market on which such securities are traded. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated its primary investment adviser, either DoubleLine Capital LP (“DoubleLine Capital”) or DoubleLine Alternatives LP (“DoubleLine Alternatives”) (each, an “Adviser” and collectively, the “Advisers”), as applicable, as the “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. Each Adviser, as Valuation Designee, is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 2024:

Category	DoubleLine Flexible Income Fund
Investments in Securities
Level 1
Short Term Investments	$73,794,516
Warrants	1,217
Total Level 1	73,795,733
Level 2
Collateralized Loan Obligations	173,564,783
Non-Agency Residential Collateralized Mortgage Obligations	148,093,144
US Government and Agency Mortgage Backed Obligations	101,655,311
US Government and Agency Obligations	97,219,639
Bank Loans	93,544,984
Non-Agency Commercial Mortgage Backed Obligations	86,226,810
Short Term Investments	72,914,899
Foreign Corporate Bonds	51,689,614
Asset Backed Obligations	41,646,326
US Corporate Bonds	38,435,556
Foreign Government Bonds, Foreign Agencies and Foreign Government Sponsored Corporations	9,900,315
Total Level 2	914,891,381
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	6,747,827
Asset Backed Obligations	6,550,464
Collateralized Loan Obligations	4,854,193
Non-Agency Commercial Mortgage Backed Obligations	3,084,414
Bank Loans	105,394
Foreign Corporate Bonds	62,728
Common Stocks	61,073
Total Level 3	21,466,093
Total	$1,010,153,207

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of March 31, 2024	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)(c)	Net Accretion (Amortization)	Purchases(a)	Sales(b)	Transfers Into Level 3(d)	Transfers Out of Level 3(d)	Fair Value as of June 30, 2024	Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024(c)
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$6,848,140	$10,775	$18,064	$11,029	$—	$(140,181)	$—	$—	$6,747,827	$18,860
Asset Backed Obligations	6,010,661	—	374,239	—	170,757	(5,193)	—	—	6,550,464	490,202
Collateralized Loan Obligations	4,736,284	6	125,851	106	—	(8,054)	—	—	4,854,193	119,455
Non-Agency Commercial Mortgage Backed Obligations	2,098,353	161	(58,099)	36	—	(9,152)	1,053,115	—	3,084,414	(59,496)
Bank Loans	105,726	84	(1,520)	1,436	—	(332)	—	—	105,394	(1,431)
Foreign Corporate Bonds	71,015	(10,486)	27,353	—	—	(25,154)	—	—	62,728	14,882
Common Stocks	180,092	(227,621)	201,188	—	—	(92,586)	—	—	61,073	(24,652)
Total	$20,050,271	$(227,081)	$687,076	$12,607	$170,757	$(280,652)	$1,053,115	$—	$21,466,093	$557,820

(a)	Purchases include all purchases of securities, payups and corporate actions.
(b)	Sales include all sales of securities, maturities, and paydowns.
(c)	Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at June 30, 2024 may be due to a security that was not held or categorized as Level 3 at either period end.
(d)	Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of June 30, 2024	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)(e)	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$6,747,827	Market Comparables	Market Quotes	$93.19 ($93.19)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Asset Backed Obligations	$6,550,464	Market Comparables	Market Quotes	$5.27 - $91.35 ($57.90)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Collateralized Loan Obligations	$4,854,193	Market Comparables	Market Quotes	$20.51 - $97.84 ($90.93)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$3,084,414	Market Comparables	Market Quotes	$8.12 - $89.02 ($70.58)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Bank Loans	$105,394	Market Comparables	Market Quotes	$100.00 ($100.00)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Foreign Corporate Bonds	$62,728	Discounted Cash Flow	Discount Rate	15% (15%)	Significant changes in discount rate would have resulted in indirect changes in the fair value of the security
Common Stocks	$61,073	Market Comparables	Market Quotes	$6.02 ($6.02)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security

(e) Unobservable inputs were weighted by the relative fair value of the instruments.